UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Date of fiscal year end: June 30

Date of reporting period: January 1, 2008—March 31, 2008

Item 1. Schedule of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	COMMON STOCKS—99.90%

	Aerospace/Defense—0.93%
	Lockheed Martin Corp.(a)		30,100	$2,988,930

	Apparel—5.04%
	Deckers Outdoor Corp.*		112,402	12,119,184
	Warnaco Group, Inc.*		101,200	3,991,328

				16,110,512

	Banks—1.43%
	US Bancorp(a)		141,000	4,562,760

	Biotechnology—4.90%
	Invitrogen Corp.*		183,400	15,675,198

	Chemicals—17.03%
	CF Industries Holdings, Inc.(a)		91,600	9,491,592
	Dow Chemical Co.(a)		82,300	3,032,755
	Monsanto Co.		28,000	3,122,000
	Mosaic Co.*		184,000	18,878,400
	Potash Corp. of Saskatchewan, Inc.(a)		95,100	14,760,471
	Terra Industries, Inc.*		146,370	5,200,526

				54,485,744

	Computers—5.36%
	Apple, Inc.*(a)		26,300	3,774,050
	Research In Motion, Ltd.*		94,200	10,572,066
	Sun Microsystems, Inc.*		180,725	2,806,659

				17,152,775

	Electronics—1.90%
	FLIR Systems, Inc.*		103,200	3,105,288
	Garmin, Ltd.(a)		54,800	2,959,748

				6,065,036

	Engineering & Construction—1.21%
	ABB, Ltd.		143,400	3,860,328

	Food—4.65%
	Fresh Del Monte Produce, Inc.*		408,300	14,862,120

	Healthcare-Products—5.78%
	Intuitive Surgical, Inc.*(a)		46,800	15,179,580
	St. Jude Medical, Inc.*		76,700	3,312,673

				18,492,253

	Insurance—1.06%
	AmTrust Financial Services, Inc.		209,400	3,394,374

	Internet—4.43%
	Amazon.com, Inc.*		46,500	3,315,450
	Netflix, Inc.*(a)		89,900	3,115,035
	Priceline.Com, Inc.*(a)		64,000	7,735,040

				14,165,525

	Machinery-Construction & Mining—3.01%
	Bucyrus International, Inc., Class A(a)		94,600	9,616,090

	Machinery-Diversified—5.18%
	AGCO Corp.*		219,100	13,119,708
	Flowserve Corp.		33,100	3,454,978

				16,574,686

	Mining—2.01%
	Compass Minerals International, Inc.		109,100	6,434,718

	Oil & Gas—2.05%
	Petroleo Brasileiro S.A.—ADR		34,200	3,492,162
	Range Resources Corp.		48,500	3,077,325

				6,569,487

	Oil & Gas Services—1.77%
	National Oilwell Varco, Inc.*		97,200	5,674,536

	Packaging & Containers—7.23%
	Owens-Illinois, Inc.*		409,600	23,113,728

	Pharmaceuticals—14.58%
	Bristol-Myers Squibb Co.		174,300	3,712,590
	Express Scripts, Inc.*		50,600	3,254,592
	Medco Health Solutions, Inc.*		68,200	2,986,478
	OSI Pharmaceuticals, Inc.*(a)		371,700	13,897,863
	Perrigo Co.		488,000	18,412,240
	Pfizer, Inc.		209,600	4,386,928

				46,650,691

	Real Estate—0.97%
	Jones Lang LaSalle, Inc.		40,200	3,109,068

	Retail—1.06%
	GameStop Corp.*		65,900	3,407,689

	Semiconductors—2.18%
	Amkor Technology, Inc.*		321,500	3,440,050
	Sigma Designs, Inc.*(a)		155,300	3,520,651

				6,960,701

	Software—2.21%
	Microsoft Corp.		89,800	2,548,524
	Oracle Corp.*		231,800	4,534,008

				7,082,532

	Telecommunications—3.93%
	JDS Uniphase Corp.*		520,100	6,964,139
	Nokia OYJ—ADR		114,300	3,638,169
	Turkcell Iletisim Hizmetleri AS—ADR		93,900	1,961,571

				12,563,879

	Transportation—0.00%
	Kirby Corp.*		20	1,140

	TOTAL COMMON STOCKS—99.90% (Cost $279,099,004)			319,574,500

		Rate^	Shares	Value
	MONEY MARKET FUNDS—0.10%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$306,312	306,312

	TOTAL MONEY MARKET FUNDS—0.10% (Cost $306,312)			306,312

	TOTAL INVESTMENTS—100.00% (Cost $279,405,316)			319,880,812
	Other Assets in Excess of Liabilities—0.00%			1,427

	NET ASSETS—100.00%			$319,882,239

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $94,634,565 at March 31, 2008.

ADR American Depository Receipt

See Notes to Schedules of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.31%

	Aerospace/Defense—1.42%
	Lockheed Martin Corp.(a)	107,400	$10,664,820

	Airlines—0.32%
	China Southern Airlines Co., Ltd. - ADR	60,700	2,406,755

	Apparel—4.92%
	Deckers Outdoor Corp.*(a)	274,100	29,553,462
	Warnaco Group, Inc.*	188,700	7,442,328

			36,995,790

	Banks—0.34%
	US Bancorp(a)	79,000	2,556,440

	Biotechnology—5.36%
	Illumina, Inc.*	108,400	8,227,560
	Invitrogen Corp.*	375,100	32,059,797

			40,287,357

	Chemicals—16.90%
	CF Industries Holdings, Inc.(a)	184,400	19,107,528
	Dow Chemical Co.(a)	201,000	7,406,850
	Monsanto Co.	197,200	21,987,800
	Mosaic Co.*	381,600	39,152,160
	Potash Corp. of Saskatchewan, Inc.	181,299	28,139,418
	Terra Industries, Inc.*	313,800	11,149,314

			126,943,070

	Commercial Services—0.76%
	Sotheby’s(a)	197,800	5,718,398

	Computers—6.99%
	Apple, Inc.*	62,000	8,897,000
	EMC Corp.*	470,700	6,749,838
	Hewlett-Packard Co.	138,900	6,342,174
	Research In Motion, Ltd.*(a)	136,800	15,353,064
	Sun Microsystems, Inc.*	521,825	8,103,942
	Western Digital Corp.*(a)	260,500	7,043,920

			52,489,938

	Distribution/Wholesale—1.01%
	LKQ Corp.*	338,100	7,597,107

	Diversified Financial Services—0.91%
	TD Ameritrade Holding Corp.*	414,600	6,845,046

	Electrical Components & Equipment—2.09%
	General Cable Corp.*	112,500	6,645,375
	GrafTech International, Ltd.*	557,500	9,037,075

			15,682,450

	Electronics—1.90%
	FLIR Systems, Inc.*	244,100	7,344,969
	Garmin, Ltd.(a)	128,100	6,918,681

			14,263,650

	Engineering & Construction—1.78%
	ABB, Ltd.	334,400	9,002,048
	Foster Wheeler, Ltd.*	77,800	4,405,036

			13,407,084

	Environmental Control—1.00%
	Darling International, Inc.*	579,400	7,503,230

	Healthcare-Products—4.98%
	Intuitive Surgical, Inc.*(a)	92,500	30,002,375
	St. Jude Medical, Inc.*	172,100	7,432,999

			37,435,374

	Insurance—0.92%
	MetLife, Inc.(a)	114,300	6,887,718

	Internet—5.42%
	Amazon.com, Inc.*(a)	200,500	14,295,650
	Netflix, Inc.*(a)	210,100	7,279,965
	Priceline.Com, Inc.*(a)	158,100	19,107,966

			40,683,581

	Iron/Steel—1.12%
	Mechel Open Joint Stock Co.—ADR	74,200	8,443,218

	Machinery-Construction & Mining – 3.03%
	Bucyrus International, Inc., Class A(a)	223,800	22,749,270

	Machinery-Diversified—5.05%
	AGCO Corp.*	499,400	29,904,072
	Flowserve Corp.	77,300	8,068,574

			37,972,646

	Mining—2.95%
	Compass Minerals International, Inc.	256,900	15,151,962
	Goldcorp., Inc.	181,200	7,021,500

			22,173,462

	Oil & Gas—2.43%
	Petroleo Brasileiro S.A.—ADR	108,100	11,038,091
	Range Resources Corp.	113,400	7,195,230

			18,233,321

	Oil & Gas Services—1.58%
	National Oilwell Varco, Inc.*	202,800	11,839,464

	Packaging & Containers—5.73%
	Owens-Illinois, Inc.*	762,300	43,016,589

	Pharmaceuticals—8.43%
	Bristol-Myers Squibb Co.	465,500	9,915,150
	Express Scripts, Inc.*	126,800	8,155,776
	Gilead Sciences, Inc.*	182,000	9,378,460
	Medco Health Solutions, Inc.*	162,200	7,102,738
	OSI Pharmaceuticals, Inc.*	282,700	10,570,153
	Pfizer, Inc.	871,200	18,234,216

			63,356,493

	Real Estate—0.82%
	Jones Lang LaSalle, Inc.	79,400	6,140,796

	Retail—1.09%
	GameStop Corp.*	158,100	8,175,351

	Semiconductors—1.98%
	Amkor Technology, Inc.*	746,900	7,991,830
	Sigma Designs, Inc.*(a)	304,800	6,909,816

			14,901,646

	Software—2.04%
	Microsoft Corp.	202,100	5,735,598
	Open Text Corp.*(a)	17,300	541,663
	Oracle Corp.*	464,500	9,085,620

			15,362,881

	Telecommunications—4.92%
	CommScope, Inc.*(a)	171,800	5,983,794
	JDS Uniphase Corp.*(a)	1,249,800	16,734,822
	Nokia OYJ—ADR	304,700	9,698,601

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)

	Telecommunications (continued)
	Turkcell Iletisim Hizmetleri AS - ADR		219,100	$4,576,999

				36,994,216

	Transportation—1.12%
	CSX Corp.		150,100	8,416,107

	TOTAL COMMON STOCKS—99.31% (Cost $695,409,998)			746,143,268

		Rate^	Shares	Value
	MONEY MARKET FUNDS—0.42%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$3,171,654	3,171,654

	TOTAL MONEY MARKET FUNDS—0.42% (Cost $3,171,654)			3,171,654

	TOTAL INVESTMENTS—99.73% (Cost $698,581,652)			749,314,922

	Other Assets in Excess of Liabilities—0.27%			2,044,965

	NET ASSETS – 100.00%			$751,359,887

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $234,816,202 at March 31, 2008.

ADR American Depository Receipt

See Notes to Schedules of Investments.

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—95.70%

	Aerospace/Defense—0.94%
	EDAC Technologies Corp.	34,000	$217,600
	LMI Aerospace, Inc.*	36,500	707,005

			924,605

	Airlines—0.65%
	Hawaiian Holdings, Inc.*	106,000	636,000

	Apparel—1.63%
	G-III Apparel Group, Ltd.*	119,200	1,599,664

	Banks—0.39%
	Centrue Financial Corp.	10,000	195,000
	Southcoast Financial Corp.	12,500	183,125

			378,125

	Biotechnology—0.61%
	Repligen Corp.*	124,300	599,126

	Building Materials—0.15%
	Dayton Superior Corp.(a)	50,000	147,500

	Chemicals—4.26%
	American Pacific Corp.*	23,200	370,504
	Landec Corp.*	107,800	908,754
	Penford Corp.	133,400	2,898,782

			4,178,040

	Commercial Services—7.15%
	Carriage Services, Inc.*	62,500	488,125
	Dollar Financial Corp.*	107,200	2,465,600
	ICF International, Inc.*	115,800	2,321,790
	Princeton Review, Inc.*(a)	91,700	721,679
	Transcend Services, Inc.	77,600	707,712
	Virnetx Holding Corp.(a)	49,100	306,875

			7,011,781

	Computers—4.09%
	BluePhoenix Solutions, Ltd.*(a)	126,700	1,057,945
	Integral Systems, Inc.	47,700	1,394,271
	Rimage Corp.*	62,300	1,364,370
	TechTeam Global, Inc.*	21,600	195,480

			4,012,066

	Distribution/Wholesale—2.70%
	Chindex International, Inc.*	70,200	2,649,348

	Diversified Financial Services—1.07%
	AeroCentury Corp.	33,000	452,760
	Westwood Holdings Group, Inc.	15,900	599,430

			1,052,190

	Electrical Components & Equipment—3.25%
	Advanced Battery Technologies, Inc.*(a)	330,300	1,473,138
	Espey Manufacturing & Electronics Corp.	6,000	120,000
	Graham Corp.	28,000	996,520
	SL Industries, Inc.*	30,100	598,990

			3,188,648

	Electronics—3.69%
	Digital Ally, Inc.	48,000	331,680
	Eagle Test Systems, Inc.*	77,000	808,500
	Insignia Systems, Inc.	52,500	138,075
	IntriCon Corp.	30,500	243,695
	Jinpan International, Ltd.(a)	36,400	1,087,632
	NVE Corp.(a)	40,900	1,010,230

			3,619,812

	Engineering & Construction—1.71%
	VSE Corp.	59,400	1,676,862

	Environmental Control—0.65%
	CECO Environmental Corp.*	75,000	639,000

	Food—6.55%
	Cal-Maine Foods, Inc.(a)	182,000	6,075,160
	HQ Sustainable Maritime Industries, Inc.(a)	30,000	351,000

			6,426,160

	Hand/Machine Tools—0.53%
	K-Tron International, Inc.*	4,300	516,473

	Healthcare-Products—3.84%
	Cynosure, Inc., Class A*	39,600	843,480
	Exactech, Inc.*	13,200	332,508
	Kewaunee Scientific Corp.	11,700	175,500
	MEDTOX Scientific, Inc.	15,800	208,402
	Northstar Neuroscience, Inc.*(a)	400,000	632,000
	Vnus Medical Technologies, Inc.*	86,800	1,578,892

			3,770,782

	Healthcare-Services—3.40%
	Air Methods Corp.*	45,346	2,193,386
	Life Sciences Research, Inc.	15,500	434,000
	National Dentex Corp.*	8,000	103,120
	RadNet, Inc.*	86,368	608,031

			3,338,537

	Insurance—6.33%
	21st Century Holding Co.	55,300	708,393
	American Physicians Capital, Inc.	59,550	2,760,738
	Citizens, Inc.*(a)	90,400	604,776
	Hallmark Financial Services*	55,000	613,800
	Life Partners Holdings, Inc.(a)	17,230	317,893
	Mercer Insurance Group, Inc.	13,000	226,070
	Navigators Group, Inc.*	18,000	979,200

			6,210,870

	Internet—2.95%
	A.D.A.M., Inc.*	37,200	258,540
	Aladdin Knowledge Systems, Ltd.*	67,400	1,282,622
	InsWeb Corp.	10,800	115,884
	TheStreet.com, Inc.	50,500	408,040
	Zix Corp.*(a)	213,200	825,084

			2,890,170

	Machinery-Diversified—3.56%
	Alamo Group, Inc.	42,700	908,229
	Art’s-Way Manufacturing Co., Inc.	8,000	154,240
	Hurco Cos, Inc.*	24,000	1,122,720
	Key Technology, Inc.*	43,900	1,307,781

			3,492,970

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)

	Metal Fabrication—Hardware—3.61%
	Hawk Corp., Class A		35,700	$625,464
	LB Foster Co.*		67,800	2,919,468

				3,544,932

	Miscellaneous Manufacturing—5.40%
	Argan, Inc.		10,500	144,165
	AZZ, Inc.*(a)		71,300	2,536,854
	Chase Corp.		57,000	1,032,270
	LSB Industries, Inc.*		66,861	985,531
	Peerless Manufacturing Co.		13,000	421,330
	Portec Rail Products, Inc.		15,400	176,484

				5,296,634

	Oil & Gas—1.40%
	Adams Resources & Energy, Inc.		1,000	27,740
	BMB Munai, Inc.		211,200	1,148,928
	Crimson Exploration, Inc.		20,000	196,000

				1,372,668

	Oil & Gas Services—9.53%
	Bolt Technology Corp.*(a)		80,025	1,474,861
	Dawson Geophysical Co.*		57,600	3,888,000
	Mitcham Industries, Inc.*		119,900	2,136,618
	Natural Gas Services Group, Inc.		84,800	1,851,184

				9,350,663

	Pharmaceuticals—0.48%
	Anika Therapeutics, Inc.*		25,000	212,000
	PetMed Express, Inc.*		22,980	254,848

				466,848

	Retail—5.05%
	EZCORP, Inc.*		151,418	1,863,956
	Hastings Entertainment, Inc.*		29,300	230,298
	PC Connection, Inc.*		108,027	855,574
	PC Mall, Inc.*		73,800	784,494
	Sport Supply Group, Inc.		91,800	1,097,010
	Winmark Corp.		6,608	124,164

				4,955,496

	Savings & Loans— 0.16%
	Rainier Pacific Financial Group, Inc.		11,100	154,179

	Semiconductors—2.73%
	Amtech Systems, Inc.*		88,800	1,069,152
	CEVA, Inc.		78,500	600,525
	Integrated Silicon Solution, Inc.*		105,100	635,855
	Ramtron International Corp.*		91,300	374,330

				2,679,862

	Shipbuilding—0.19%
	Todd Shipyards Corp.		11,600	187,224

	Software—3.42%
	BSQUARE Corp.*		135,000	526,500
	CAM Commerce Solutions, Inc.		11,500	425,845
	Datawatch Corp.		35,000	121,800
	Ebix, Inc.*		9,800	725,200
	Innodata Isogen, Inc.*		91,800	391,986
	Moldflow Corp.*		66,900	1,166,736

				3,358,067

	Telecommunications—2.27%
	Fibernet Telecom Group, Inc.		55,211	396,415
	Globecomm Systems, Inc.*		172,100	1,497,270
	HickoryTech Corp.		26,000	212,420
	Telular Corp.*		35,202	117,575

				2,223,680

	Transportation—1.15%
	FreeSeas, Inc.(a)		54,600	324,870
	International Shipholding Corp.		42,100	807,478

				1,132,348

	Trucking & Leasing—0.21%
	Willis Lease Finance Corp.		16,200	203,634

	TOTAL COMMON STOCKS – 95.70% (Cost $87,784,078)			93,884,964

		Rate^	Shares	Value
	MONEY MARKET FUNDS—3.79%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$3,721,348	3,721,348

	TOTAL MONEY MARKET FUNDS—3.79% (Cost $3,721,348)			3,721,348

	TOTAL INVESTMENTS—99.49% (Cost $91,505,426)			97,606,312

	Other Assets in Excess of Liabilities—0.51%			496,888

	NET ASSETS—100.00%			$98,103,200

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $18,947,497 at March 31, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—92.94%

	Advertising—0.68%
	inVentiv Health, Inc.*	198,300	$5,713,023

	Aerospace/Defense—0.34%
	CPI Aerostructures, Inc.*	33,400	267,200
	Ducommun, Inc.*	94,700	2,620,349

			2,887,549

	Agriculture—1.13%
	Andersons, Inc.(a)	202,362	9,027,369
	Maui Land & Pineapple Co., Inc.*	17,155	547,073

			9,574,442

	Airlines—0.38%
	Hawaiian Holdings, Inc.*	348,000	2,088,000
	Pinnacle Airlines Corp.*(a)	129,235	1,128,222

			3,216,222

	Apparel—1.14%
	Cherokee, Inc.(a)	52,400	1,764,308
	G-III Apparel Group, Ltd.*	143,400	1,924,428
	Perry Ellis International, Inc.*	121,600	2,654,528
	Sport-Haley, Inc.*	104,900	220,290
	Tandy Brands Accessories, Inc.	65,009	314,644
	Unifi, Inc.*	441,900	1,277,091
	Weyco Group, Inc.(a)	48,675	1,444,187

			9,599,476

	Auto Parts & Equipment—0.92%
	Fuel Systems Solutions, Inc.*(a)	81,750	1,089,728
	Proliance International, Inc.*	112,500	204,750
	Spartan Motors, Inc.(a)	242,470	2,051,296
	Titan International, Inc.	144,000	4,407,840

			7,753,614

	Banks—11.45%
	Abigail Adams National Bancorp	22,220	257,752
	American River Bankshares	42,000	682,500
	Arrow Financial Corp.	109,545	2,463,667
	Bancorp Rhode Island, Inc.	70,800	2,551,632
	Bank of Granite Corp.(a)	128,298	1,408,712
	Beach First National Bancshares, Inc.*	28,900	383,214
	Beverly Hills Bancorp, Inc.	147,900	374,187
	Cadence Financial Corp.	115,200	1,839,744
	Camden National Corp.	52,400	1,773,216
	Capital Bank Corp.	40,710	417,278
	Cardinal Financial Corp.	287,700	2,551,899
	Cass Information Systems, Inc.(a)	101,070	3,189,769
	Center Bancorp, Inc.(a)	68,342	725,792
	Central Bancorp, Inc.	12,300	218,571
	Centrue Financial Corp.	31,200	608,400
	Columbia Bancorp(a)	116,400	1,990,440
	Enterprise Financial Services Corp.(a)	83,600	2,090,000
	Financial Institutions, Inc.	78,000	1,478,100
	First Bancorp	109,500	2,182,335
	First Community Bancshares, Inc.	35,796	1,303,690
	First Regional Bancorp*(a)	93,449	1,532,564
	First Security Group, Inc.	106,900	970,652
	First South Bancorp, Inc.(a)	43,306	974,385
	FNB Corp./PA(a)	8,640	134,870
	Gateway Financial Holdings, Inc.	63,354	671,552
	Guaranty Federal Bancshares, Inc.	62,556	1,635,840
	Horizon Financial Corp.	113,875	1,572,614
	Independent Bank Corp.(a)	226,700	2,353,146
	Intervest Bancshares Corp.	137,300	1,316,707
	Lakeland BanCorp, Inc.(a)	200,304	2,589,931
	Lakeland Financial Corp.	77,388	1,752,838
	MainSource Financial Group, Inc.(a)	143,600	2,225,800
	Mercantile Bank Corp.	123,100	1,270,392
	MetroCorp Bancshares, Inc.	58,500	748,215
	MidWestOne Financial Group, Inc.*	36,681	620,643
	NewBridge Bancorp	47,313	414,462
	Nexity Financial Corp.*	218,094	1,465,592
	Northeast Bancorp	4,700	69,325
	Northrim Bancorp, Inc.	72,391	1,316,068
	Oriental Financial Group(a)	239,900	4,728,429
	PAB Bankshares, Inc.	70,000	962,500
	Pacific Mercantile Bancorp	71,000	677,340
	Pacific State Bancorp*(a)	26,786	360,540
	Pennsylvania Commerce Bancorp, Inc.*	27,751	728,464
	Peoples Bancorp, Inc.	75,600	1,822,716
	Pinnacle Financial Partners, Inc.*(a)	127,700	3,269,120
	Preferred Bank(a)	63,750	1,063,988
	Prosperity Bancshares, Inc.	15,418	441,880
	Royal Bancshares of Pennsylvania, Inc., Class A(a)	59,500	860,965
	SCBT Financial Corp.	33,883	1,145,245
	Seacoast Banking Corp.(a)	168,100	1,840,695
	Shore Bancshares, Inc.(a)	95,455	2,048,464
	Sierra Bancorp(a)	75,000	1,620,750
	Silver State Bancorp*(a)	139,700	1,204,214
	Smithtown Bancorp, Inc.(a)	70,730	1,478,964
	Southern Community Financial Corp.	66,700	477,572
	Southside Bancshares, Inc.(a)	102,542	2,468,186
	Southwest Bancorp, Inc.	115,900	2,029,409
	State Bancorp, Inc.	34,500	407,100
	Sterling Bancorp	183,400	2,848,202
	Suffolk Bancorp(a)	42,800	1,355,904
	Superior Bancorp*	436,100	2,167,417

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Banks (continued)
	Tennessee Commerce Bancorp, Inc.*(a)	46,300	$757,005
	United Security Bancshares(a)	100,700	1,691,760
	Univest Corp. of Pennsylvania(a)	57,865	1,515,484
	Virginia Commerce Bancorp*(a)	123,284	1,415,300
	Washington Trust Bancorp, Inc.	54,577	1,354,601
	West Bancorporation, Inc.	138,244	1,819,291

			96,687,999

	Beverages—0.72%
	Central European Distribution Corp.*(a)	52,125	3,033,154
	Green Mountain Coffee Roasters, Inc.*(a)	79,200	2,506,680
	Peet’s Coffee & Tea, Inc.*	17,400	409,074
	Redhook ALE Brewery, Inc.*	23,000	111,090

			6,059,998
	Biotechnology—4.05%
	Anesiva, Inc.*	150,464	478,476
	Avigen, Inc.*	298,900	833,931
	BioSphere Medical, Inc.*	126,900	582,471
	CryoLife, Inc.*	356,000	3,346,400
	Entremed, Inc.*	1,158,916	799,652
	Exact Sciences Corp.*(a)	595,200	1,732,032
	Immunogen, Inc.*	423,217	1,515,117
	Immunomedics, Inc.*(a)	340,635	957,184
	Kosan Biosciences, Inc.*	119,859	188,179
	Lifecell Corp.*(a)	192,650	8,097,079
	Maxygen, Inc.*	183,751	1,187,031
	Neose Technologies, Inc.*	368,631	102,737
	Sangamo Biosciences, Inc.*(a)	370,100	3,760,216
	Seattle Genetics, Inc.*	373,255	3,396,621
	StemCells, Inc.*(a)	602,800	946,396
	SuperGen, Inc.*(a)	371,471	932,392
	Third Wave Technologies, Inc.*	449,000	4,139,780
	Vical, Inc.*	337,600	1,188,352

			34,184,046
	Building Materials—0.36%
	AAON, Inc.	90,430	1,811,313
	Comfort Systems USA, Inc.	43,900	571,139
	US Home Systems, Inc.*	173,100	628,353

			3,010,805
	Chemicals—1.83%
	Aceto Corp.	128,044	888,626
	American Pacific Corp.*	35,524	567,318
	American Vanguard Corp.	152,000	2,529,280
	Balchem Corp.	181,575	4,161,699
	Landec Corp.*	205,000	1,728,150
	NewMarket Corp.	29,200	2,203,140
	Penford Corp.	11,592	251,894
	Quaker Chemical Corp.	99,700	3,119,613

			15,449,720
	Coal—0.37%
	James River Coal Co.*	176,499	3,092,262
	Commercial Services—4.95%
	Bankrate, Inc.*(a)	144,800	7,224,072
	Carriage Services, Inc.*	134,500	1,050,445
	Corvel Corp.*	75,433	2,307,495
	Edgewater Technology, Inc.*	100,000	527,000
	Franklin Covey Co.*	192,400	1,443,000
	Geo Group, Inc.*	228,600	6,501,384
	Healthcare Services Group	53,325	1,100,628
	Hill International, Inc.*	75,000	938,250
	HMS Holdings Corp.*	218,000	6,223,900
	Intersections, Inc.*	178,900	1,542,118
	Kendle International, Inc.*	22,390	1,005,759
	Learning Tree International, Inc.*	10,737	150,533
	Multi-Color Corp.	88,704	1,983,421
	National Research Corp.	40,300	1,040,143
	On Assignment, Inc.*	173,500	1,101,725
	PRG-Schultz International, Inc.*	6,770	59,170
	RCM Technologies, Inc.*	170,459	657,972
	Standard Parking Corp.*	162,200	3,399,712
	Team, Inc.*	131,200	3,581,760

			41,838,487
	Computers—2.74%
	Ansoft Corp.*	100,600	3,070,312
	Comtech Group, Inc.*	36,492	393,749
	Dot Hill Systems Corp.*	516,068	1,548,204
	Furmanite Corp.*	151,200	1,285,200
	Immersion Corp.*	273,226	1,942,637
	Integral Systems, Inc.	62,056	1,813,897
	InterVoice, Inc.*	268,300	2,135,668
	LaserCard Corp.*(a)	146,775	1,243,184
	Magma Design Automation, Inc.*	220,300	2,108,271
	Netscout Systems, Inc.*	236,500	2,199,450
	Radiant Systems, Inc.*	141,800	1,980,946
	Rimage Corp.*	10,562	231,308
	SI International, Inc.*	76,700	1,471,873
	TechTeam Global, Inc.*	190,370	1,722,848

			23,147,547
	Distribution/Wholesale—0.54%
	Bell Microproducts, Inc.*(a)	207,300	422,892
	Chindex International, Inc.*(a)	53,700	2,026,638
	Directed Electronics, Inc.*	3,900	8,151
	Industrial Distribution Group, Inc.*	27,288	273,972
	Infosonics Corp.*	430,900	435,209
	Navarre Corp.*(a)	223,644	393,613
	Rentrak Corp.*	83,800	1,012,304

			4,572,779
	Diversified Financial Services—1.50%
	AeroCentury Corp.*(b)	143,800	1,972,936
	Asta Funding, Inc.(a)	62,100	865,053
	Consumer Portfolio Services*(a)	332,800	945,152
	Encore Capital Group, Inc.*	214,400	1,457,920
	Federal Agricultural Mortgage Corp.(b)	83,900	2,189,790
	Marlin Business Services Corp.*	84,343	635,946

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Diversified Financial Services (continued)
	Sanders Morris Harris Group, Inc.(a)	123,298	$1,006,112
	TradeStation Group, Inc.*	245,974	2,095,699
	Westwood Holdings Group, Inc.	40,132	1,512,976

			12,681,584

	Electric Utilities—0.26%
	Central Vermont Public Service Corp.(a)	81,600	1,950,240
	Unitil Corp.	9,400	253,330

			2,203,570

	Electrical Components & Equipment—0.37%
	American Superconductor Corp.*(a)	125,100	2,901,069
	TII Network Technologies, Inc.*	143,700	257,223

			3,158,292

	Electronics—1.69%
	Advanced Photonix, Inc., Class A*(a)	156,350	211,072
	Axsys Technologies, Inc.*	86,887	4,333,924
	Frequency Electronics, Inc.	14,600	113,588
	Measurement Specialties, Inc.*	104,500	1,825,615
	Napco Security Systems, Inc.*	113,934	560,555
	OI Corp.	35,200	415,360
	OYO Geospace Corp.*	36,600	1,662,372
	Stoneridge, Inc.*	199,200	2,679,240
	UQM Technologies, Inc.*(a)	191,100	322,959
	Vicon Industries, Inc.*	140,700	703,500
	Zygo Corp.*	116,600	1,450,504

			14,278,689

	Energy-Alternative Sources—0.52%
	Evergreen Solar, Inc.*(a)	178,400	1,653,768
	Plug Power, Inc.*	736,900	2,291,759
	Syntroleum Corp.*(a)	670,900	415,958

			4,361,485

	Engineering & Construction—0.81%
	Layne Christensen Co.*	161,900	5,669,738
	Michael Baker Corp.*	51,700	1,161,182

			6,830,920

	Entertainment—0.69%
	Canterbury Park Holding Corp.*	59,400	561,330
	Dover Motorsports, Inc.	159,500	980,925
	Great Wolf Resorts, Inc.*(a)	220,700	1,408,066
	Lakes Entertainment, Inc.*	328,671	1,452,726
	Progressive Gaming International Corp.*	251,822	533,862
	Silverleaf Resorts, Inc.*	388,800	882,576

			5,819,485

	Environmental Control—0.71%
	CECO Environmental Corp.*	60,575	516,099
	Darling International, Inc.*	424,600	5,498,570

			6,014,669

	Food—3.41%
	Cal-Maine Foods, Inc.(a)	312,700	10,437,926
	Cuisine Solutions, Inc.*	65,800	195,426
	Imperial Sugar Co.(a)	121,316	2,283,167
	Lifeway Foods, Inc.*(a)	156,302	1,669,305
	M&F Worldwide Corp.*(a)	106,598	3,985,699
	Rocky Mountain Chocolate Factory, Inc.	113,543	1,424,965
	Spartan Stores, Inc.	343,650	7,165,103
	Village Super Market, Class A	24,600	1,266,900
	Zapata Corp.*	57,600	400,896

			28,829,387

	Gas—0.55%
	Chesapeake Utilities Corp.	57,400	1,701,336
	EnergySouth, Inc.	56,450	2,946,125

			4,647,461

	Hand/Machine Tools—0.22%
	K-Tron International, Inc.*	10,600	1,273,166
	LS Starrett Co.	29,200	561,808

			1,834,974

	Healthcare-Products—3.59%
	Abaxis, Inc.*(a)	169,700	3,931,949
	Arrhythmia Research Technology*	109,100	658,964
	Atrion Corp.	39,148	3,912,451
	Bovie Medical Corp.*	286,900	1,836,160
	Cantel Medical Corp.*	64,599	686,041
	Criticare Systems, Inc.*	60,350	327,097
	Endologix, Inc.*	589,800	1,763,502
	Hanger Orthopedic Group, Inc.*	146,317	1,577,297
	Merit Medical Systems, Inc.*	17,500	277,025
	Natus Medical, Inc.*	138,600	2,515,590
	NMT Medical, Inc.*	171,100	663,868
	NxStage Medical, Inc.*(a)	77,421	334,459
	Orthologic Corp.*	441,899	375,614
	Osteotech, Inc.*	10,215	48,521
	Rochester Medical Corp.*(a)	128,000	1,305,600
	Somanetics Corp.*	83,131	1,294,350
	Span-America Medical Systems, Inc.	96,900	1,143,420
	Utah Medical Products, Inc.	49,900	1,480,533
	Vnus Medical Technologies, Inc.*	106,000	1,928,140
	Zoll Medical Corp.*	160,200	4,259,718

			30,320,299

	Healthcare-Services—3.00%
	Air Methods Corp.*(a)	115,939	5,607,969
	Alliance Imaging, Inc.*	335,992	2,889,531
	Almost Family, Inc.*	11,600	230,956
	Amedisys, Inc.*(a)	228,134	8,974,792
	Five Star Quality Care, Inc.*	171,900	1,091,565

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Healthcare-Services (continued)
	I-Trax, Inc.*	424,353	$2,270,289
	NovaMed, Inc.*(a)	194,400	736,776
	Psychiatric Solutions, Inc.*(a)	104,600	3,548,032

			25,349,910

	Holding Companies-Diversified—0.13%
	Resource America, Inc.	114,900	1,085,805

	Home Builders—0.38%
	Amrep Corp.(a)	17,100	894,330
	Nobility Homes, Inc.	16,300	285,250
	Skyline Corp.	72,600	2,019,732

			3,199,312

	Home Furnishings—0.73%
	Audiovox Corp.*	85,900	917,412
	Cobra Electronics Corp.	170,300	648,843
	DTS, Inc.*	112,000	2,688,000
	Hooker Furniture Corp.	80,700	1,802,838
	Koss Corp.	4,138	71,587

			6,128,680

	Household Products/Wares—0.20%
	Nashua Corp.*	38,600	424,214
	Russ Berrie & Co., Inc.*(a)	90,400	1,271,024

			1,695,238

	Housewares—0.24%
	National Presto Industries, Inc.	38,804	2,033,330

	Insurance—2.23%
	21st Century Holding Co.	150,500	1,927,905
	American Independence Corp.*	45,135	327,680
	Amerisafe, Inc.*	108,900	1,376,496
	Donegal Group, Inc., Class A	185,425	3,226,395
	Investors Title Co.	56,432	2,765,168
	Meadowbrook Insurance Group, Inc.	370,400	2,892,824
	Mercer Insurance Group, Inc.	144,257	2,508,629
	Penn Treaty American Corp.*	162,300	1,046,835
	SeaBright Insurance Holdings, Inc.*	150,350	2,214,656
	United America Indemnity, Ltd.*	28,704	552,839

			18,839,427

	Internet—3.09%
	1-800-FLOWERS.COM, Inc.*	26,812	228,170
	A.D.A.M., Inc.*	116,905	812,490
	ActivIdentity Corp.*	453,900	1,148,367
	Aladdin Knowledge Systems, Ltd.*	51,974	989,065
	Art Technology Group, Inc.*	586,137	2,274,212
	Cybersource Corp.*	205,852	3,007,498
	Drugstore.Com*	660,202	1,465,648
	ePlus, Inc.*	100,800	927,360
	I-many, Inc.*	523,200	1,255,680
	Insure.com, Inc.*	30,400	111,264
	Jupitermedia Corp.*	164,000	342,760
	Knot, Inc.*(a)	186,800	2,194,900
	Lionbridge Technologies, Inc.*	33,247	111,377
	LookSmart, Ltd.*	9,510	31,288
	Napster, Inc.*	794,310	1,175,579
	Network Engines, Inc.*	850,400	1,343,632
	New Motion, Inc.*(a)	168,139	739,812
	Online Resources Corp.*	165,400	1,591,148
	Perficient, Inc.*	186,138	1,477,936
	TheStreet.com, Inc.	335,500	2,710,840
	Valueclick, Inc.*	38,914	671,266
	Zix Corp.*(a)	389,768	1,508,402

			26,118,694

	Iron/Steel—0.25%
	Friedman Industries	98,300	506,245
	Great Northern Iron Ore Property	12,000	1,593,600

			2,099,845

	Leisure Time—0.70%
	Aldila, Inc.	97,779	1,114,681
	Cybex International, Inc.*	162,100	619,222
	GameTech International, Inc.*	222,600	1,315,566
	Multimedia Games, Inc.*(a)	274,800	1,467,432
	Town Sports International Holdings, Inc.*(a)	216,900	1,390,329

			5,907,230

	Lodging—0.73%
	Interstate Hotels & Resorts, Inc.*	372,266	1,779,431
	Monarch Casino & Resort, Inc.*	164,800	2,918,608
	Red Lion Hotels Corp.*	166,600	1,426,096

			6,124,135

	Machinery-Diversified—2.06%
	Gehl Co.*	165,150	2,797,641
	Hurco Cos, Inc.*	219,934	10,288,512
	Twin Disc, Inc.	272,800	4,315,696

			17,401,849

	Media—0.70%
	ADDvantage Technologies Group, Inc.*	194,100	671,586
	DG FastChannel, Inc.*(a)	126,484	2,425,963
	Lodgenet Entertainment Corp.*(a)	144,700	881,223
	Nexstar Broadcasting Group, Inc.*	215,900	1,273,810
	Outdoor Channel Holdings, Inc.*	91,431	672,018

			5,924,600

	Metal Fabrication—Hardware—1.42%
	Ampco-Pittsburgh Corp.	89,800	3,860,502
	Ladish Co., Inc.*	64,700	2,329,200
	LB Foster Co.*	95,300	4,103,618
	Northwest Pipe Co.*	11,347	482,134
	Sun Hydraulics Corp.(a)	41,349	1,210,285

			11,985,739

	Mining—0.50%
	Kinross Gold Corp.(a)	22,353	494,225
	United States Lime & Minerals, Inc.*	53,700	1,559,985

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Mining (continued)
	Uranerz Energy Corp.*(a)	686,100	$1,543,725
	US Gold Corp.*(a)	242,500	615,950
	Vista Gold Corp.*	11,300	49,607

			4,263,492

	Miscellaneous Manufacturing—1.17%
	AZZ, Inc.*(a)	68,000	2,419,440
	Ceradyne, Inc.*(a)	122,625	3,919,095
	EnPro Industries, Inc.*	13,600	424,184
	Flanders Corp.*	85,183	518,764
	Park-Ohio Holdings Corp.*	98,597	1,548,959
	Raven Industries, Inc.(a)	35,600	1,078,680

			9,909,122

	Office Furnishing—0.04%
	Compx International, Inc.	37,190	342,148

	Oil & Gas—3.04%
	American Oil & Gas, Inc.*	192,550	629,639
	ATP Oil & Gas Corp.*(a)	188,700	6,174,264
	Brigham Exploration Co.*	388,500	2,358,195
	Callon Petroleum Co.*	156,600	2,832,894
	Cano Petroleum, Inc.*	490,000	2,293,200
	Clayton Williams Energy, Inc.*	82,500	4,330,425
	Contango Oil & Gas Co.*	30,190	1,950,576
	FX Energy, Inc.*(a)	327,900	1,396,854
	Royale Energy, Inc.*	93,856	272,182
	Teton Energy Corp.*	234,500	1,111,530
	Vaalco Energy, Inc.*	473,100	2,351,307

			25,701,066

	Oil & Gas Services—2.12%
	Bolt Technology Corp.*(a)	311,263	5,736,577
	Dawson Geophysical Co.*(a)	31,599	2,132,933
	Lufkin Industries, Inc.	95,742	6,110,254
	Matrix Service Co.*	142,332	2,445,264
	Omni Energy Services Corp.*	181,994	673,378
	TGC Industries, Inc.*	91,455	771,880

			17,870,286

	Packaging & Containers—0.23%
	AEP Industries, Inc.*	63,000	1,908,270

	Pharmaceuticals—4.59%
	Anika Therapeutics, Inc.*	197,639	1,675,979
	Array Biopharma, Inc.*(a)	83,514	585,433
	Auxilium Pharmaceuticals, Inc.*(a)	132,568	3,544,868
	Caraco Pharmaceutical Laboratories, Ltd.*	76,488	1,372,960
	Cypress Bioscience, Inc.*	68,370	489,529
	Dendreon Corp.*(a)	424,900	2,048,018
	Discovery Laboratories, Inc.*(a)	1,083,000	2,545,050
	EPIX Pharmaceuticals, Inc.*	141,993	203,050
	Hemispherx Biopharma, Inc.*(a)	717,020	509,084
	Indevus Pharmaceuticals, Inc.*	480,300	2,291,031
	Inspire Pharmaceuticals, Inc.*(a)	334,070	1,286,170
	Integrated Biopharma, Inc.*	54,100	158,513
	Introgen Therapeutics, Inc.*(a)	57,080	177,519
	Mannatech, Inc.(a)	90,680	646,548
	Pain Therapeutics, Inc.*(a)	114,000	963,300
	PetMed Express, Inc.*(a)	211,999	2,351,069
	Quigley Corp.*	124,000	636,120
	Reliv International, Inc.(a)	206,200	1,371,230
	Rigel Pharmaceuticals, Inc.*(a)	220,562	4,115,687
	Sciclone Pharmaceuticals, Inc.*	677,800	1,281,042
	Sciele Pharma, Inc.*(a)	279,200	5,444,400
	Spectrum Pharmaceuticals, Inc.*	463,400	1,172,402
	Theragenics Corp.*	459,131	1,808,976
	Vivus, Inc.*	340,146	2,051,080

			38,729,058

	Real Estate—0.50%
	Consolidated-Tomoka Land Co.(a)	43,800	2,454,990
	Stratus Properties, Inc.*(a)	32,300	951,881
	ZipRealty, Inc.*(a)	153,000	801,720

			4,208,591

	Retail—4.13%
	Allion Healthcare, Inc.*	231,883	957,677
	America’s Car-Mart, Inc.*(a)	127,050	1,599,559
	Big Dog Holdings, Inc.*(a)	147,000	904,050
	Buffalo Wild Wings, Inc.*	95,000	2,327,500
	Cache, Inc.*	165,753	1,871,351
	EZCORP, Inc.*	294,600	3,626,526
	Famous Dave’s of America, Inc.*	172,400	1,644,696
	Frisch’s Restaurants, Inc.	47,800	1,099,400
	GTSI Corp.*	17,086	123,361
	Hastings Entertainment, Inc.*	79,800	627,228
	Hot Topic, Inc.*	333,900	1,439,109
	Kona Grill, Inc.*	160,400	1,424,352
	Krispy Kreme Doughnuts, Inc.*	25,400	77,470
	Luby’s, Inc.*	252,700	1,789,116
	PC Connection, Inc.*	87,331	691,662
	PC Mall, Inc.*(a)	182,200	1,936,786
	Pricesmart, Inc.(a)	126,200	3,497,002
	REX Stores Corp.*	93,300	1,835,211
	Rush Enterprises, Inc., Class A*	65,400	1,035,936
	Rush Enterprises, Inc., Class B*	65,400	960,072
	Sport Supply Group, Inc.	129,300	1,545,135
	The Finish Line, Inc.	240,324	1,143,942
	West Marine, Inc.*	228,500	1,592,645
	Zones, Inc.*	136,767	1,122,857

			34,872,643

	Savings & Loans—4.85%
	Abington Bancorp, Inc.	251,680	2,597,338

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Savings & Loans (continued)
	American Bancorp of New Jersey	183,800	$1,915,196
	BankAtlantic Bancorp, Inc., Class A(a)	350,900	1,372,019
	Berkshire Hills Bancorp, Inc.	57,500	1,448,425
	Brookline Bancorp, Inc.	72,316	830,188
	Citizens Community Bancorp, Inc.	90,400	737,664
	Citizens First Bancorp, Inc.	157,300	1,690,975
	Clifton Savings Bancorp, Inc.(a)	127,300	1,283,184
	Cooperative Bankshares, Inc.	57,250	622,880
	Federal Trust Corp.(a)	45,500	75,075
	Fidelity Bancorp, Inc.	47,512	672,295
	First Pactrust Bancorp, Inc.	53,800	875,326
	First Place Financial Corp.	134,000	1,742,000
	Harrington West Financial Group, Inc.	86,320	705,234
	HMN Financial, Inc.	55,300	1,276,324
	Home Federal Bancorp	14,076	309,672
	Home Federal Bancorp, Inc.	90,425	1,084,196
	Legacy Bancorp, Inc.	81,700	1,141,349
	LSB Corp.	76,350	1,203,276
	MASSBANK Corp.	1,600	61,968
	NewAlliance Bancshares, Inc.(a)	67,028	821,763
	OceanFirst Financial Corp.	159,400	2,787,906
	Pacific Premier Bancorp, Inc.*	28,400	198,800
	Provident Financial Holdings, Inc.	41,100	659,244
	Pulaski Financial Corp.	113,193	1,197,582
	Rainier Pacific Financial Group, Inc.	61,400	852,846
	Rockville Financial, Inc.(a)	78,200	1,071,340
	Rome Bancorp, Inc.	36,219	422,314
	Teche Holding Co.	11,400	376,200
	Timberland Bancorp, Inc.	141,102	1,643,838
	United Community Financial Corp.(a)	478,704	2,967,965
	United Financial Bancorp, Inc.	86,641	959,982
	United Western Bancorp, Inc.	59,600	1,066,840
	Westfield Financial, Inc.	279,800	2,733,646
	Willow Financial Bancorp, Inc.	136,384	1,007,878
	WSB Holdings, Inc.	95,850	499,378

			40,912,106

Semiconductors—1.97%
	Amtech Systems, Inc.*	8,486	102,171
	Anadigics, Inc.*	402,158	2,638,156
	AXT, Inc.*	250,000	1,192,500
	Bookham, Inc.*	30,275	41,477
	Diodes, Inc.*(a)	94,837	2,082,621
	Integrated Silicon Solution, Inc.*	297,741	1,801,333
	IXYS Corp.*	45,110	308,101
	Kopin Corp.*	445,000	1,183,700
	Leadis Technology, Inc.*	417,100	805,003
	Microtune, Inc.*	289,700	1,060,302
	Mindspeed Technologies, Inc.*(a)	270,700	129,936
	Pericom Semiconductor Corp.*	249,600	3,664,128
	QuickLogic Corp.*	352,900	1,058,700
	Ramtron International Corp.*	15,646	64,149
	Richardson Electronics, Ltd.	35,900	151,857
	Spire Corp.*(a)	13,200	202,752
	Trio Tech International	8,070	51,245
	White Electronic Designs Corp.*	22,000	96,800

			16,634,931

Software—2.96%
	Actuate Corp.*	652,030	2,673,323
	American Software, Inc.	236,538	1,480,728
	Authentidate Holding Corp.*	295,500	130,020
	Bottomline Technologies, Inc.*	227,800	2,870,280
	CAM Commerce Solutions, Inc.	93,900	3,477,117
	Captaris, Inc.*	398,100	1,759,602
	Concur Technologies, Inc.*(a)	112,900	3,505,545
	Digi International, Inc.*	112,936	1,303,281
	Ebix, Inc.*	219	16,206
	Innodata Isogen, Inc.*	9,003	38,443
	Interactive Intelligence, Inc.*	168,700	1,985,599
	Moldflow Corp.*	163,600	2,853,184
	Quality Systems, Inc.(a)	92,000	2,748,040
	Unica Corp.*	20,908	142,174

			24,983,542

Telecommunications—2.41%
	Aware, Inc.*	373,800	1,364,370
	Comarco, Inc.*	12,100	45,133
	Communications Systems, Inc.	7,000	75,390
	Comtech Telecommunications Corp.*	7,050	274,950
	Globecomm Systems, Inc.*	256,800	2,234,160
	HickoryTech Corp.	5,895	48,162
	Hypercom Corp.*	27,843	120,839
	Knology, Inc.*	229,700	2,974,615
	KVH Industries, Inc.*	208,100	1,639,828
	Network Equipment Technologies, Inc.*(a)	296,700	1,949,319
	Oplink Communications, Inc.*	136,600	1,211,642
	Orbcomm, Inc.*(a)	281,127	1,394,390
	Parkervision, Inc.*(a)	107,800	834,372
	RF Micro Devices, Inc.*	697,142	1,854,398

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Telecommunications (continued)
	SBA Communications Corp.*		11,100	$331,113
	Soapstone Networks, Inc.		345,601	2,474,503
	Telular Corp.*		173,836	580,612
	Tessco Technologies, Inc.*		2,700	40,500
	Warwick Valley Telephone Co.		4,400	52,008
	Westell Technologies, Inc., Class A*		26,824	40,236
	WPCS International, Inc.*(a)		139,000	818,710

				20,359,250

	Textiles—0.44%
	Angelica Corp.		167,100	2,997,774
	Culp, Inc.*		94,400	709,888

				3,707,662

	Transportation—1.57%
	Celadon Group, Inc.*		256,275	2,480,742
	HUB Group, Inc.*		289,200	9,511,788
	Patriot Transportation Holding, Inc.*		16,400	1,286,416

				13,278,946

	Water—0.64%
	Connecticut Water Service, Inc.		48,900	1,157,463
	Middlesex Water Co.		64,957	1,179,619
	Southwest Water Co.(a)		183,500	2,031,345
	York Water Co.		68,550	1,027,565

				5,395,992

	TOTAL COMMON STOCKS—92.94% (Cost $596,703,685)			784,739,683

	EXCHANGE TRADED FUNDS—2.48%
	iShares Russell 2000 Index Fund(a)		$153,400	10,509,434
	iShares Russell 2000 Value Index Fund(a)		158,900	10,419,073

	TOTAL EXCHANGE TRADED FUNDS—2.48% (Cost $21,430,401)			20,928,507

		Rate^	Shares	Value
	MONEY MARKET FUNDS – 3.19%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	26,927,209	26,927,209

	TOTAL MONEY MARKET FUNDS—3.19% (Cost $26,927,209)			26,927,209

	TOTAL INVESTMENTS—98.61% (Cost $645,061,295)			832,595,399

	Other Assets in Excess of Liabilities—1.39%			11,748,256

	NET ASSETS—100.00%			$844,343,655

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $272,617,632 at March 31, 2008.
(b)	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with companies which were affiliates are as follows:

Name of Issuer	Shares held as of Beginning of Period	Gross Additions	Gross Reductions	Income	Shares held as of End of Period	Value as of End of Period
AeroCentury Corp.	143,800	—	—	$—	143,800	$1,972,936
Federal Agricultural Mortgage Corp.	83,900	—	—	—	83,900	2,189,790

See Notes to Schedules of Investments.

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS – 93.31%

	Apparel—1.11%
	Maidenform Brands, Inc.*	25,900	$421,393

	Banks—0.31%
	Cass Information Systems, Inc.(a)	3,700	116,772

	Beverages—0.48%
	Boston Beer Co., Inc.*	3,795	180,414

	Chemicals—1.81%
	Landec Corp.*	39,400	332,142
	NewMarket Corp.	4,700	354,615

			686,757

	Commercial Services—11.90%
	CBIZ, Inc.*	32,200	261,464
	Dollar Financial Corp.*	51,600	1,186,800
	Exponent, Inc.*	12,300	403,932
	Hill International, Inc.*	59,200	740,592
	ICF International, Inc.*	50,600	1,014,530
	MAXIMUS, Inc.	8,900	326,719
	Providence Service Corp.*	7,100	213,000
	Team, Inc.*	13,300	363,090

			4,510,127

	Computers—1.78%
	Furmanite Corp.*	79,300	674,050

	Distribution/Wholesale—1.14%
	ScanSource, Inc.*	11,900	430,661

	Diversified Financial Services—1.50%
	Oppenheimer Holdings, Inc., Class A(b)	5,700	247,095
	TradeStation Group, Inc.*	38,000	323,760

			570,855

	Electrical Components & Equipment—1.85%
	Fushi Copperweld, Inc.(a)	13,500	203,040
	Superior Essex, Inc.*	17,800	500,536

			703,576

	Electronics—4.51%
	Axsys Technologies, Inc.*	34,300	1,710,884

	Engineering & Construction—1.61%
	Layne Christensen Co.*	4,400	154,088
	Stanley, Inc.*	15,500	456,630

			610,718

	Environmental Control—3.59%
	Calgon Carbon Corp.*(a)	30,000	451,500
	Darling International, Inc.*	70,400	911,680

			1,363,180

	Food—2.94%
	Cal-Maine Foods, Inc.(a)	33,400	1,114,892

	Healthcare-Products—1.87%
	Neogen Corp.*	28,300	710,330

	Holding Companies-Diversified—0.64%
	Compass Diversified Holdings	18,400	241,960

	Household Products/Wares—1.12%
	Russ Berrie & Co., Inc.*(a)	30,100	423,206

	Insurance—4.65%
	Darwin Professional Underwriters, Inc.*	25,400	571,246
	Navigators Group, Inc.*	13,400	728,960
	Tower Group, Inc.	18,400	463,128

			1,763,334

	Internet—5.10%
	Aladdin Knowledge Systems, Ltd.*	22,100	420,563
	EarthLink, Inc.*	48,600	366,930
	eResearchTechnology, Inc.*	29,900	371,358
	FTD Group, Inc.	49,500	664,290
	Secure Computing Corp.*	17,000	109,650

			1,932,791

	Investment Companies—0.95%
	Administradora de Fondos de Pensiones Provida SA - Sponsored ADR	9,700	359,288

	Iron/Steel—1.03%
	General Steel Holdings, Inc.(a)	46,800	389,844

	Machinery-Diversified—4.19%
	Chart Industries, Inc.*	14,000	473,760
	Columbus McKinnon Corp.*	6,900	213,762
	Hurco Cos, Inc.*	9,400	439,732
	Tecumseh Products Co., Class A*	9,600	294,528
	Tennant Co.	4,200	167,202

			1,588,984

	Metal Fabrication—Hardware—1.76%
	LB Foster Co.*	15,500	667,430

	Mining—1.01%
	General Moly, Inc.*(a)	24,900	198,951
	Taseko Mines, Ltd.	36,000	183,600

			382,551

	Miscellaneous Manufacturing—2.75%
	Koppers Holdings, Inc.	13,400	593,754
	LSB Industries, Inc.*(a)	24,300	358,182
	Peerless Manufacturing Co.	2,800	90,748

			1,042,684

	Oil & Gas Services—6.62%
	Arena Resources, Inc.*	9,600	371,616
	Dawson Geophysical Co.*	6,800	459,000
	Hornbeck Offshore Services, Inc.*(a)	26,600	1,214,822
	T-3 Energy Services, Inc.*	10,900	463,904

			2,509,342

	Pharmaceuticals—5.54%
	BioScrip, Inc.*	117,800	796,328
	Durect Corp.*	20,100	105,525
	PetMed Express, Inc.*	40,400	448,036
	Questcor Pharmaceuticals, Inc.(a)	182,300	751,076

			2,100,965

	Retail—7.04%
	CBRL Group, Inc.	5,500	196,735
	EZCORP, Inc.*	52,382	644,822
	PC Connection, Inc.*	49,400	391,248
	Pricesmart, Inc.	38,000	1,052,980
	Systemax, Inc.	31,800	383,508

			2,669,293

	Semiconductors—1.93%
	Microtune, Inc.*	15,900	58,194
	Pericom Semiconductor Corp.*	9,500	139,460
	Power Integrations, Inc.*	7,800	228,228

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
Common Stocks (continued)
Semiconductors (continued)
Sigma Designs, Inc.*(a)			13,500	$306,045

				731,927

Software—8.05%
CSG Systems International, Inc.*			15,900	180,783
Epicor Software Corp.*			31,200	349,440
JDA Software Group, Inc.*			27,600	503,700
Open Text Corp.*(a)			38,400	1,202,304
Phase Forward, Inc.*			12,700	216,916
Phoenix Technologies, Ltd.*			11,900	186,354
Tyler Technologies, Inc.*			29,500	412,410

				3,051,907

Telecommunications—1.01%
Sierra Wireless, Inc.*(a)			24,000	382,800

Toys/Games/Hobbies—1.02%
JAKKS Pacific, Inc.*			14,100	388,737

Transportation—2.50%
Gulfmark Offshore, Inc.*			17,298	946,547

TOTAL COMMON STOCKS—93.31% (Cost $33,917,813)				35,378,199

Rate^			Shares	Value
MONEY MARKET FUNDS—0.56%
BlackRock TempCash Liquidity Fund, Institutional Shares #21		3.22%	$212,302	212,302

TOTAL MONEY MARKET FUNDS—0.56% (Cost $212,302)				212,302

TOTAL INVESTMENTS—93.87% (Cost $34,130,115)				35,590,501

Other Assets in Excess of Liabilities—6.13%				2,322,645

NET ASSETS—100.00%				$37,913,146

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $7,113,434 at March 31, 2008.
(b)	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with companies which were affiliates are as follows:

Name of Issuer	Shares held as of Beginning of Period	Gross Additions	Gross Reductions	Income	Shares held as of End of Period	Value as of End of Period
Oppenheimer Holdings, Inc. – Class A	—	5,700	—	$627	5,700	$247,095

ADR American Depository Receipt

See Notes to Schedules of Investments.

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—98.97%

	Aerospace/Defense—0.23%
	AAR Corp.*(a)	11,629	$317,123

	Apparel—4.45%
	CROCS, Inc.*(a)	18,000	314,460
	Deckers Outdoor Corp.*	41,800	4,506,876
	G-III Apparel Group, Ltd.*	47,316	634,981
	Iconix Brand Group, Inc.*	38,100	661,035

			6,117,352

	Beverages—0.55%
	Boston Beer Co., Inc.*	16,000	760,640

	Biotechnology—4.21%
	CryoLife, Inc.*	53,663	504,432
	Invitrogen Corp.*	16,400	1,401,708
	Lifecell Corp.*	92,600	3,891,978

			5,798,118

	Chemicals—2.67%
	Albemarle Corp.	18,000	657,360
	Landec Corp.*	36,449	307,265
	Lubrizol Corp.	6,000	333,060
	NewMarket Corp.	31,500	2,376,675

			3,674,360

	Coal—0.41%
	Penn Virginia GP Holdings LP	20,730	561,368

	Commercial Services—10.71%
	Bright Horizons Family Solutions, Inc.*	5,900	253,936
	Dollar Financial Corp.*	51,800	1,191,400
	FTI Consulting, Inc.*	6,065	430,858
	Geo Group, Inc.*	109,000	3,099,960
	ICF International, Inc.*	33,000	661,650
	MPS Group, Inc.*	109,500	1,294,290
	PAREXEL International Corp.*	51,200	1,336,320
	Sotheby’s(a)	57,000	1,647,870
	Strayer Education, Inc.	6,227	949,617
	TeleTech Holdings, Inc.*	135,300	3,038,838
	Transcend Services, Inc.	10,000	91,200
	Watson Wyatt Worldwide, Inc.	13,000	737,750

			14,733,689

	Computers—4.16%
	Ansoft Corp.*	61,800	1,886,136
	Cognizant Technology Solutions Corp.*(a)	72,880	2,101,130
	Integral Systems, Inc.	59,400	1,736,262

			5,723,528

	Diversified Financial Services—2.68%
	Greenhill & Co., Inc.(a)	28,700	1,996,372
	IntercontinentalExchange, Inc.*	5,600	730,800
	US Global Investors, Inc.(a)	71,086	962,504

			3,689,676

	Electric Utilities—0.96%
	Portland General Electric Co.	58,500	1,319,175

	Electrical Components & Equipment—3.42%
	Belden, Inc.	13,700	483,884
	General Cable Corp.*	46,200	2,729,034
	GrafTech International, Ltd.*	92,322	1,496,540

			4,709,458

	Electronics—0.59%
	Axsys Technologies, Inc.*	16,400	818,032

	Engineering & Construction—1.08%
	Layne Christensen Co.*	6,200	217,124
	VSE Corp.	44,900	1,267,527

			1,484,651

	Environmental Control—0.92%
	Calgon Carbon Corp.*(a)	84,300	1,268,715

	Food—3.97%
	Cal-Maine Foods, Inc.(a)	45,800	1,528,804
	Fresh Del Monte Produce, Inc.*	107,900	3,927,560

			5,456,364

	Hand/Machine Tools—1.60%
	Baldor Electric Co.(a)	78,400	2,195,200

	Healthcare-Products—3.37%
	Hologic, Inc.*	30,000	1,668,000
	Intuitive Surgical, Inc.*(a)	4,200	1,362,270
	Qiagen NV*(a)	77,256	1,606,925

			4,637,195

	Healthcare-Services—2.42%
	Air Methods Corp.*	68,904	3,332,887

	Internet—2.33%
	Interwoven, Inc.*	181,300	1,936,284
	Priceline.Com, Inc.*(a)	10,500	1,269,030

			3,205,314

	Machinery-Diversified—2.67%
	Gardner Denver, Inc.*	40,000	1,484,000
	Middleby Corp.*(a)	35,200	2,196,128

			3,680,128

	Metal Fabrication - Hardware—4.19%
	Dynamic Materials Corp.	58,100	2,509,920
	LB Foster Co.*	31,600	1,360,696
	Valmont Industries, Inc.	21,500	1,889,635

			5,760,251

	Miscellaneous Manufacturing—2.46%
	AZZ, Inc.*	15,303	544,481
	LSB Industries, Inc.*(a)	65,700	968,418
	Trinity Industries, Inc.	70,050	1,866,832

			3,379,731

	Oil & Gas Services—11.21%
	Arena Resources, Inc.*(a)	60,600	2,345,826
	Bolt Technology Corp.*(a)	119,277	2,198,275
	Dawson Geophysical Co.*	12,000	810,000
	Dril-Quip, Inc.*	115,800	5,381,226
	FMC Technologies, Inc.*	14,030	798,167
	Natural Gas Services Group, Inc.	16,166	352,904
	Oceaneering International, Inc.*	13,000	819,000
	Superior Energy Services*	68,600	2,717,932

			15,423,330

	Packaging & Containers—0.66%
	Owens-Illinois, Inc.*	16,100	908,523

	Pharmaceuticals—2.04%
	OSI Pharmaceuticals, Inc.*(a)	75,000	2,804,250

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Retail—10.93%
	Cash America International, Inc.		49,800	$1,812,720
	Dick’s Sporting Goods, Inc.*(a)		75,600	2,024,568
	EZCORP, Inc.*		5,000	61,550
	Guess ?, Inc.		132,600	5,366,322
	Gymboree Corp.*		43,100	1,718,828
	Jack in the Box, Inc.*		43,200	1,160,784
	MSC Industrial Direct Co.		30,200	1,275,950
	Pricesmart, Inc.		58,500	1,621,035

				15,041,757

	Semiconductors—2.51%
	Amkor Technology, Inc.*		177,550	1,899,785
	NVIDIA Corp.*(a)		78,600	1,555,494

				3,455,279

	Software—4.08%
	BMC Software, Inc.*(a)		92,500	3,008,100
	Informatica Corp.*		101,900	1,738,414
	Moldflow Corp.*		26,042	454,172
	SkillSoft PLC*		9,679	101,339
	Taleo Corp.*		15,794	306,404

				5,608,429

	Telecommunications—3.91%
	CommScope, Inc.*(a)		103,500	3,604,905
	Comtech Telecommunications Corp.*		16,687	650,793
	Knology, Inc.*		31,053	402,136
	Tekelec*(a)		57,720	718,614

				5,376,448

	Transportation—3.58%
	Gulfmark Offshore, Inc.*		9,000	492,480
	Kirby Corp.*(a)		44,000	2,508,000
	Tidewater, Inc.		35,000	1,928,850

				4,929,330

	TOTAL COMMON STOCKS—98.97% (Cost $112,114,949)			136,170,301

		Rate^	Shares	Value
	MONEY MARKET FUNDS—1.23%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$1,696,010	1,696,010

	TOTAL MONEY MARKET FUNDS—1.23% (Cost $1,696,010)			1,696,010

	TOTAL INVESTMENTS—100.20% (Cost $113,810,959)			137,866,311

	Liabilities in Excess of Other Assets—(0.20)%			(281,480)

	NET ASSETS—100.00%			$137,584,831

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $40,502,981 at March 31, 2008.

LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Schedules of Investments.

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—94.75%

	Aerospace/Defense—2.81%
	AAR Corp.*(a)	186,600	$5,088,582
	Cubic Corp.	79,700	2,265,871
	SIFCO Industries, Inc.*	88,100	907,430

			8,261,883

	Apparel—1.73%
	Warnaco Group, Inc.*	129,100	5,091,704

	Auto Parts & Equipment—1.56%
	Cooper Tire & Rubber Co.(a)	303,400	4,541,898
	Goodyear Tire & Rubber Co.*	2,100	54,180

			4,596,078

	Biotechnology—2.84%
	Applera Corp. - Celera Group*	338,300	4,973,010
	Invitrogen Corp.*	39,300	3,358,971

			8,331,981

	Chemicals—3.34%
	A. Schulman, Inc.	86,700	1,779,951
	Hercules, Inc.(a)	70,000	1,280,300
	Penford Corp.	95,497	2,075,150
	Terra Industries, Inc.*	131,300	4,665,089

			9,800,490

	Commercial Services—5.86%
	Deluxe Corp.	119,000	2,285,990
	Emergency Medical Services Corp., Class A*(a)	106,700	2,634,423
	H&E Equipment Services, Inc.*	171,300	2,153,241
	ICF International, Inc.*	115,846	2,322,712
	MAXIMUS, Inc.	61,000	2,239,310
	MPS Group, Inc.*	246,500	2,913,630
	Volt Information Sciences, Inc.*	158,000	2,679,680

			17,228,986

	Distribution/Wholesale—1.06%
	Chindex International, Inc.*	705	26,607
	ScanSource, Inc.*	85,000	3,076,150

			3,102,757

	Diversified Financial Services—1.57%
	Knight Capital Group, Inc., Class A*	165,600	2,689,344
	Nasdaq Stock Market, Inc.*	49,660	1,919,856

			4,609,200

	Electric Utilities—3.82%
	Central Vermont Public Service Corp.	59,018	1,410,530
	El Paso Electric Co.*	130,500	2,788,785
	MGE Energy, Inc.	96,300	3,279,978
	Portland General Electric Co.	166,350	3,751,193

			11,230,486

	Electrical Components & Equipment—3.90%
	Belden, Inc.(a)	50,000	1,766,000
	General Cable Corp.*	112,200	6,627,654
	Superior Essex, Inc.*	108,600	3,053,832

			11,447,486

	Electronics—1.10%
	Avnet, Inc.*	25,000	818,250
	Multi-Fineline Electronix, Inc.*(a)	128,400	2,410,068

			3,228,318

	Energy-Alternative Sources—0.33%
	Headwaters, Inc.*	73,900	974,741

	Engineering & Construction—7.01%
	EMCOR Group, Inc.*	161,000	3,575,810
	McDermott International, Inc.*	233,200	12,784,024
	Michael Baker Corp.*	65,300	1,466,638
	Perini Corp.*	76,400	2,767,972

			20,594,444

	Environmental Control—0.67%
	Metalico, Inc.*(a)	200,000	1,962,000

	Food—4.70%
	Cal-Maine Foods, Inc.(a)	147,900	4,936,902
	Corn Products International, Inc.	75,000	2,785,500
	Imperial Sugar Co.(a)	102,771	1,934,150
	Ingles Markets, Inc., Class A	5,000	122,950
	Spartan Stores, Inc.	193,300	4,030,305

			13,809,807

	Forest Products & Paper—0.63%
	Rock-Tenn Co., Class A	61,797	1,852,056

	Hand/Machine Tools—0.65%
	Regal-Beloit Corp.	52,500	1,923,075

	Healthcare-Services—4.23%
	Air Methods Corp.*	119,900	5,799,563
	AMERIGROUP Corp.*	134,800	3,684,084
	Kindred Healthcare, Inc.*	125,900	2,753,433
	RadNet, Inc.*	28,914	203,554

			12,440,634

	Household Products/Wares—0.62%
	Blyth, Inc.	92,200	1,818,184

	Insurance—7.04%
	American Physicians Capital, Inc.	88,500	4,102,860
	Amerisafe, Inc.*	36,947	467,010
	AmTrust Financial Services, Inc.	176,600	2,862,686
	Meadowbrook Insurance Group, Inc.	273,833	2,138,636
	Navigators Group, Inc.*	81,700	4,444,480
	RLI Corp.	78,700	3,901,159
	Tower Group, Inc.	110,000	2,768,700

			20,685,531

	Internet—1.31%
	FTD Group, Inc.	285,800	3,835,436

	Iron/Steel—4.50%
	AK Steel Holding Corp.	85,000	4,625,700
	Cleveland-Cliffs, Inc.(a)	51,200	6,134,784
	Steel Dynamics, Inc.	74,800	2,471,392

			13,231,876

	Leisure Time—1.07%
	Callaway Golf Co.	213,300	3,131,244

	Machinery-Diversified—4.88%
	Columbus McKinnon Corp.*	100,100	3,101,098
	Gardner Denver, Inc.*	112,400	4,170,040
	Robbins & Myers, Inc.	214,000	6,987,100

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Machinery-Diversified (continued)
	Tecumseh Products Co., Class A*		2,700	$82,836

				14,341,074

	Miscellaneous Manufacturing—2.13%
	Koppers Holdings, Inc.		74,000	3,278,940
	LSB Industries, Inc.*(a)		158,500	2,336,290
	Tredegar Corp.		34,800	633,708

				6,248,938

	Oil & Gas—1.37%
	Stone Energy Corp.*		77,100	4,033,101

	Oil & Gas Services—3.97%
	Dril-Quip, Inc.*		108,400	5,037,348
	Hornbeck Offshore Services, Inc.*(a)		138,200	6,311,594
	Trico Marine Services, Inc.*		7,900	307,863

				11,656,805

	Packaging & Containers—1.21%
	Greif, Inc.(a)		52,200	3,545,946

	Pharmaceuticals—2.76%
	BioScrip, Inc.*		384,800	2,601,248
	Perrigo Co.(a)		146,000	5,508,580

				8,109,828

	Retail—4.73%
	Big Lots, Inc.*		128,500	2,865,550
	EZCORP, Inc.*		396,000	4,874,760
	PC Connection, Inc.*		82,200	651,024
	Rush Enterprises, Inc., Class A*		195,000	3,088,800
	Systemax, Inc.(a)		199,650	2,407,779

				13,887,913

	Semiconductors—2.77%
	Amkor Technology, Inc.*		760,700	8,139,490

	Software—1.87%
	Compuware Corp.*		375,100	2,753,234
	Phoenix Technologies, Ltd.*		174,800	2,737,368

				5,490,602

	Telecommunications—0.39%
	Anixter International, Inc.*(a)		18,000	1,152,720

	Toys/Games/Hobbies—1.40%
	Hasbro, Inc.		95,900	2,675,610
	JAKKS Pacific, Inc.*		52,000	1,433,640

				4,109,250

	Transportation—4.92%
	Gulfmark Offshore, Inc.*		64,945	3,553,790
	HUB Group, Inc.*		107,400	3,532,386
	Kirby Corp.*(a)		110,200	6,281,400
	Tidewater, Inc.		20,000	1,102,200

				14,469,776

	TOTAL COMMON STOCKS—94.75% (Cost $251,855,296)			278,373,840

		Rate^	Shares	Value
MONEY MARKET FUNDS—5.57%
	BlackRock Liquidity Funds TempFund Portfolio #24	3.25%	$1,573,298	1,573,298
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	14,786,297	$14,786,297

TOTAL MONEY MARKET FUNDS—5.57% (Cost $16,359,595)				16,359,595

	TOTAL INVESTMENTS—100.32% (Cost $268,214,891)			294,733,435

Liabilities in Excess of Other Assets—(0.32)%				(949,140)

NET ASSETS—100.00%				$293,784,295

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $60,233,416 at March 31, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—100.00%

	Advertising—0.27%
	Omnicom Group, Inc.	10,000	$441,800

	Aerospace/Defense—0.77%
	L-3 Communications Holdings, Inc.	2,000	218,680
	Rockwell Collins, Inc.	18,300	1,045,845

			1,264,525

	Banks—3.22%
	Bank of America Corp.(a)	23,700	898,467
	State Street Corp.(a)	22,700	1,793,300
	US Bancorp(a)	81,000	2,621,160

			5,312,927

	Beverages—2.93%
	Coca-Cola Co.	59,300	3,609,591
	PepsiCo, Inc.	16,900	1,220,180

			4,829,771

	Biotechnology—3.86%
	Biogen Idec, Inc.*(a)	50,200	3,096,838
	Celgene Corp.*	24,900	1,526,121
	Genentech, Inc.*	21,400	1,737,252

			6,360,211

	Chemicals—7.42%
	Monsanto Co.	32,700	3,646,050
	Mosaic Co.*	47,300	4,852,980
	Potash Corp. of Saskatchewan, Inc.	24,100	3,740,561

			12,239,591

	Commercial Services—2.76%
	MasterCard, Inc., Class A(a)	10,000	2,229,900
	Paychex, Inc.	68,000	2,329,680

			4,559,580

	Computers—9.83%
	Apple, Inc.*	25,200	3,616,200
	Cognizant Technology Solutions Corp.*(a)	20,000	576,600
	EMC Corp.*	178,400	2,558,256
	Hewlett-Packard Co.(a)	68,600	3,132,276
	International Business Machines Corp.	24,000	2,763,360
	Research In Motion, Ltd.*(a)	16,100	1,806,903
	Sun Microsystems, Inc.*	113,550	1,763,432

			16,217,027

	Cosmetics/Personal Care—0.77%
	Procter & Gamble Co.	18,232	1,277,516

	Diversified Financial Services—5.82%
	Charles Schwab Corp.	166,400	3,133,312
	CME Group, Inc.	3,200	1,501,120
	Franklin Resources, Inc.	19,800	1,920,402
	Interactive Brokers Group, Inc.*	63,000	1,617,210
	IntercontinentalExchange, Inc.*	1,000	130,500
	T Rowe Price Group, Inc.	25,900	1,295,000

			9,597,544

	Electric Utilities—0.70%
	Allegheny Energy, Inc.	22,900	1,156,450

	Electronics—0.50%
	Waters Corp.*	14,900	829,930

	Engineering & Construction—3.32%
	Jacobs Engineering Group, Inc.*	21,600	1,589,544
	McDermott International, Inc.*	70,900	3,886,738

			5,476,282

	Healthcare-Products—7.47%
	CR Bard, Inc.	1,800	173,520
	Intuitive Surgical, Inc.*(a)	12,900	4,184,115
	Johnson & Johnson	27,300	1,770,951
	Medtronic, Inc.	4,400	212,828
	St. Jude Medical, Inc.*	48,100	2,077,439
	Stryker Corp.	38,800	2,523,940
	Zimmer Holdings, Inc.*	17,760	1,382,794

			12,325,587

	Healthcare-Services—0.53%
	UnitedHealth Group, Inc.	25,716	883,602

	Internet—4.99%
	Amazon.com, Inc.*(a)	41,900	2,987,470
	eBay, Inc.*	100,200	2,989,968
	Google, Inc., Class A*(a)	5,100	2,246,397

			8,223,835

	Machinery-Diversified—0.93%
	Deere & Co.	17,300	1,391,612
	Rockwell Automation, Inc.	2,400	137,808

			1,529,420

	Media—0.63%
	Walt Disney Co.(a)	33,200	1,041,816

	Metal Fabrication—Hardware—1.47%
	Precision Castparts Corp.	23,700	2,419,296

	Mining—0.88%
	Southern Copper Corp.(a)	14,000	1,453,620

	Miscellaneous Manufacturing—2.16%
	Danaher Corp.(a)	14,800	1,125,244
	Dover Corp.	15,700	655,946
	General Electric Co.	23,300	862,333
	Illinois Tool Works, Inc.	19,000	916,370

			3,559,893

	Oil & Gas—5.59%
	ConocoPhillips	3,607	274,889
	Exxon Mobil Corp.	33,800	2,858,804
	Noble Corp.	39,700	1,971,899
	Noble Energy, Inc.	17,900	1,303,120
	XTO Energy, Inc.	45,332	2,804,238

			9,212,950

	Oil & Gas Services—5.32%
	Baker Hughes, Inc.	22,700	1,554,950
	Cameron International Corp.*	41,800	1,740,552
	FMC Technologies, Inc.*	30,900	1,757,901
	National Oilwell Varco, Inc.*	30,400	1,774,752
	Smith International, Inc.	30,200	1,939,746

			8,767,901

	Packaging & Containers—2.31%
	Owens-Illinois, Inc.*	67,400	3,803,382

	Pharmaceuticals—7.27%
	Bristol-Myers Squibb Co.	110,700	2,357,910
	Express Scripts, Inc.*	35,900	2,309,088
	Gilead Sciences, Inc.*	69,240	3,567,937
	Merck & Co., Inc.	50,800	1,927,860
	Pfizer, Inc.	7,200	150,696

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
	Schering-Plough Corp.		116,800	$1,683,088

				11,996,579

	Retail—2.62%
	Coach, Inc.*(a)		35,320	1,064,898
	CVS Caremark Corp.		3,340	135,303
	GameStop Corp.*		41,400	2,140,794
	Staples, Inc.		25,890	572,428
	Tiffany & Co.		9,700	405,848

				4,319,271

	Semiconductors—4.11%
	MEMC Electronic Materials, Inc.*		29,100	2,063,190
	NVIDIA Corp.*(a)		92,700	1,834,533
	Texas Instruments, Inc.		101,790	2,877,603

				6,775,326

	Software—4.80%
	Adobe Systems, Inc.*(a)		10,000	355,900
	BMC Software, Inc.*(a)		5,000	162,600
	CA, Inc.		35,000	787,500
	Microsoft Corp.		116,200	3,297,756
	Oracle Corp.*		169,200	3,309,552

				7,913,308

	Telecommunications—6.02%
	AT&T, Inc.		83,800	3,209,540
	Cisco Systems, Inc.*		119,200	2,871,528
	Corning, Inc.(a)		59,300	1,425,572
	Harris Corp.		22,100	1,072,513
	Juniper Networks, Inc.*		53,900	1,347,500

				9,926,653

	Transportation—0.73%
	CH Robinson Worldwide, Inc.		22,200	1,207,680

	TOTAL COMMON STOCKS—100.00% (Cost $147,651,204)			164,923,273

		Rate^	Shares	Value
	MONEY MARKET FUNDS—1.72%
	BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$2,837,958	2,837,958

TOTAL MONEY MARKET FUNDS—1.72% (Cost $2,837,958)				2,837,958

TOTAL INVESTMENTS—101.72% (Cost $150,489,162)				167,761,231

Liabilities in Excess of Other Assets—(1.72)%				(2,831,961)

NET ASSETS—100.00%				$164,929,270

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $34,037,609 at March 31, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.86%

	Aerospace/Defense—5.01%
	Lockheed Martin Corp.(a)	18,300	$1,817,190
	Raytheon Co.	20,000	1,292,200

			3,109,390

	Auto Parts & Equipment—1.11%
	Goodyear Tire & Rubber Co.*	26,800	691,440

	Banks—3.96%
	Bank of America Corp.(a)	27,508	1,042,828
	US Bancorp(a)	27,000	873,720
	Wachovia Corp.	20,000	540,000

			2,456,548

	Beverages—0.98%
	Pepsi Bottling Group, Inc.	17,900	606,989

	Chemicals—3.98%
	Dow Chemical Co.(a)	19,400	714,890
	EI Du Pont de Nemours & Co.	37,500	1,753,500

			2,468,390

	Commercial Services—1.47%
	RR Donnelley & Sons Co.	30,000	909,300

	Computers—8.24%
	Hewlett-Packard Co.(a)	60,000	2,739,600
	International Business Machines Corp.	14,800	1,704,072
	Western Digital Corp.*(a)	24,800	670,592

			5,114,264

	Diversified Financial Services—5.84%
	Goldman Sachs Group, Inc.(a)	11,800	1,951,602
	JPMorgan Chase & Co.	38,950	1,672,902

			3,624,504

	Electric Utilities—4.51%
	American Electric Power Co., Inc.	24,000	999,120
	Duke Energy Corp.(a)	26,100	465,885
	Reliant Energy, Inc.*	33,600	794,640
	Southern Co.	15,050	535,931

			2,795,576

	Electronics—1.13%
	Avnet, Inc.*	21,500	703,695

	Healthcare-Services—2.91%
	Aetna, Inc.	22,600	951,234
	CIGNA Corp.	21,000	851,970

			1,803,204

	Insurance—14.26%
	Aflac, Inc.(a)	15,000	974,250
	Berkshire Hathaway, Inc., Class B*	510	2,281,179
	Chubb Corp.	25,100	1,241,948
	Hartford Financial Services Group, Inc.	17,200	1,303,244
	MetLife, Inc.(a)	31,100	1,874,086
	Prudential Financial, Inc.	15,000	1,173,750

			8,848,457

	Internet—1.11%
	Expedia, Inc.*	31,500	689,535

	Machinery-Diversified—1.01%
	AGCO Corp.*	10,500	628,740

	Media—3.90%
	Time Warner, Inc.	20,400	286,008
	Walt Disney Co.(a)	46,900	1,471,722
	Washington Post Co., Class B	1,000	661,500

			2,419,230

	Mining—3.44%
	Freeport-McMoRan Copper & Gold, Inc., Class B	8,156	784,770
	Southern Copper Corp.(a)	13,000	1,349,790

			2,134,560

	Miscellaneous Manufacturing—4.14%
	Honeywell International, Inc.	20,000	1,128,400
	Parker Hannifin Corp.	5,250	363,668
	Textron, Inc.	19,400	1,075,148

			2,567,216

	Office/Business Equipment—1.63%
	Xerox Corp.	67,600	1,011,972

	Oil & Gas—11.34%
	Chesapeake Energy Corp.	22,000	1,015,300
	Chevron Corp.	18,514	1,580,355
	ConocoPhillips	21,600	1,646,136
	Exxon Mobil Corp.	21,600	1,826,928
	Marathon Oil Corp.	21,200	966,720

			7,035,439

	Packaging & Containers—1.18%
	Owens-Illinois, Inc.*	13,000	733,590

	Pharmaceuticals—8.98%
	Bristol-Myers Squibb Co.	75,000	1,597,500
	Express Scripts, Inc.*	15,000	964,800
	Medco Health Solutions, Inc.*	40,000	1,751,600
	Pfizer, Inc.	60,000	1,255,800

			5,569,700

	Retail—0.75%
	CVS Caremark Corp.	11,480	465,055

	Telecommunications—8.02%
	AT&T, Inc.	65,292	2,500,684
	Corning, Inc.(a)	22,600	543,304
	Verizon Communications, Inc.(a)	53,030	1,932,943

			4,976,931

	Toys/Games/Hobbies—0.96%
	Mattel, Inc.	30,000	597,000

Quarterly Report  |  March 31, 2008 (Unaudited)

BRIDGEWAY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Common Stocks (continued)

TOTAL COMMON STOCKS—99.86% (Cost $52,581,270)			61,960,725

	Rate^	Shares	Value
MONEY MARKET FUNDS—0.22%
BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$136,277	$136,277

TOTAL MONEY MARKET FUNDS—0.22% (Cost $136,277)			136,277

TOTAL INVESTMENTS—100.08% (Cost $52,717,547)			62,097,002

Liabilities in Excess of Other Assets—(0.08)%			(48,098)

NET ASSETS—100.00%			$62,048,904

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $18,422,402 at March 31, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.33%

	Aerospace/Defense—2.58%
	United Technologies Corp.	80,980	$5,573,044

	Banks—8.05%
	Bank of America Corp.(a)	161,008	6,103,813
	Wachovia Corp.	185,135	4,998,645
	Wells Fargo & Co.(a)	214,559	6,243,667

			17,346,125

	Beverages—6.03%
	Coca-Cola Co.	109,557	6,668,735
	PepsiCo, Inc.	87,650	6,328,330

			12,997,065

	Biotechnology—3.67%
	Genentech, Inc.*	97,515	7,916,268

	Computers—5.85%
	Dell, Inc.*(a)	266,944	5,317,524
	International Business Machines Corp.	63,342	7,293,198

			12,610,722

	Cosmetics/Personal Care—2.74%
	Procter & Gamble Co.	84,326	5,908,723

	Diversified Financial Services—5.14%
	Citigroup, Inc.	217,049	4,649,190
	JPMorgan Chase & Co.	149,695	6,429,400

			11,078,590

	Healthcare-Products—2.87%
	Johnson & Johnson	95,452	6,191,971

	Insurance—5.12%
	American International Group, Inc.	112,536	4,867,182
	Berkshire Hathaway, Inc., Class B*	1,380	6,172,602

			11,039,784

	Internet—2.06%
	Google, Inc., Class A*(a)	10,060	4,431,128

	Media—2.53%
	Time Warner, Inc.	389,630	5,462,613

	Miscellaneous Manufacturing—6.04%
	3M Co.(a)	79,828	6,318,386
	General Electric Co.	181,143	6,704,103

			13,022,489

	Oil & Gas—8.17%
	Chevron Corp.	69,795	5,957,701
	ConocoPhillips	76,915	5,861,692
	Exxon Mobil Corp.	68,487	5,792,631

			17,612,024

	Pharmaceuticals—7.66%
	Eli Lilly & Co.	117,895	6,082,203
	Merck & Co., Inc.	112,335	4,263,113
	Pfizer, Inc.	294,644	6,166,899

			16,512,215

	Retail—6.33%
	Home Depot, Inc.(a)	232,030	6,489,879
	Wal-Mart Stores, Inc.	135,819	7,154,945

			13,644,824

	Semiconductors—8.24%
	Applied Materials, Inc.	361,765	7,058,035
	Intel Corp.(a)	250,443	5,304,383
	Texas Instruments, Inc.	191,190	5,404,941

			17,767,359

	Software—5.10%
	Microsoft Corp.	187,845	5,331,041
	Oracle Corp.*	289,113	5,655,050

			10,986,091

	Telecommunications—7.96%
	AT&T, Inc.	152,525	5,841,708
	Cisco Systems, Inc.*	243,804	5,873,238
	Verizon Communications, Inc.(a)	149,689	5,456,164

			17,171,110

	Transportation—3.19%
	United Parcel Service, Inc.	94,163	6,875,782

	TOTAL COMMON STOCKS—99.33% (Cost $217,868,410)		214,147,927

	Rate^	Shares	Value
MONEY MARKET FUNDS—0.37%
BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$804,839	804,839

TOTAL MONEY MARKET FUNDS—0.37% (Cost $804,839)			804,839

TOTAL INVESTMENTS—99.70% (Cost $218,673,249)			214,952,766

Other Assets in Excess of Liabilities—0.30%			642,235

NET ASSETS—100.00%			$215,595,001

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $45,664,944 at March 31, 2008.

See Notes to Schedules of Investments.

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—63.55%
	Advertising—0.11%
	Omnicom Group, Inc.(a)	2,000	$88,360

	Aerospace/Defense—1.22%
	Boeing Co.(b)	1,100	81,807
	General Dynamics Corp.	1,400	116,718
	Goodrich Corp.	1,800	103,518
	Lockheed Martin Corp.(b)	3,470	344,571
	Northrop Grumman Corp.	2,200	171,182
	Rockwell Collins, Inc.	1,000	57,150
	United Technologies Corp.	1,740	119,747

			994,693

	Agriculture—0.79%
	Archer-Daniels-Midland Co.(a)(b)	15,600	642,096

	Apparel—1.46%
	Deckers Outdoor Corp.*(a)	10,000	1,078,200
	NIKE, Inc., Class B	1,600	108,800

			1,187,000

	Auto Parts & Equipment—0.13%
	Johnson Controls, Inc.	2,340	79,092
	WABCO Holdings, Inc.	600	27,372

			106,464

	Banks—6.21%
	Bank of America Corp.(a)	34,100	1,292,731
	Bank of New York Mellon Corp.(a)	8,032	335,175
	KeyCorp.(a)	5,400	118,530
	Northern Trust Corp.	2,900	192,763
	Regions Financial Corp.(b)(c)	19,200	379,200
	State Street Corp.(b)	3,300	260,700
	SunTrust Banks, Inc.(a)	3,200	176,448
	US Bancorp(a)(b)	40,300	1,304,108
	Wachovia Corp.(a)	27,389	739,503
	Wells Fargo & Co.(a)(b)	8,200	238,620

			5,037,778

	Beverages—1.20%
	Anheuser-Busch Cos, Inc.	2,000	94,900
	Brown-Forman Corp., Class B(b)	2,500	165,550
	Coca-Cola Co.	4,300	261,741
	Pepsi Bottling Group, Inc.	5,200	176,332
	PepsiCo, Inc.	3,800	274,360

			972,883

	Biotechnology—0.89%
	Biogen Idec, Inc.*(b)	2,200	135,718
	Genzyme Corp.*	3,300	245,982
	Invitrogen Corp.*(a)	4,000	341,880

			723,580

	Chemicals—3.59%
	Dow Chemical Co.(a)(b)	30,000	1,105,500
	Monsanto Co.(a)	4,700	524,050
	Mosaic Co.*(a)	4,000	410,400
	Potash Corp. of Saskatchewan, Inc.(a)	3,000	465,630
	Sherwin-Williams Co.(a)	3,500	178,640
	Sigma-Aldrich Corp.	3,800	226,670

			2,910,890

	Coal—0.11%
	Peabody Energy Corp.	1,700	86,700

	Commercial Services—0.69%
	Automatic Data Processing, Inc.(a)	3,700	156,843
	Equifax, Inc.	2,600	89,648
	Moody’s Corp.(b)	800	27,864
	Paychex, Inc.	2,900	99,354
	Robert Half International, Inc.(a)	600	15,444
	RR Donnelley & Sons Co.	2,200	66,682
	Western Union Co.	5,100	108,477

			564,312

	Computers—2.13%
	Apple, Inc.*(a)(b)	5,200	746,200
	Hewlett-Packard Co.(b)	7,800	356,148
	International Business Machines Corp.	1,000	115,140
	NCR Corp.*(a)	6,300	143,829
	NetApp, Inc.*(a)	5,800	116,290
	Research In Motion, Ltd.*(a)	1,000	112,230
	Teradata Corp.*	6,300	138,978

			1,728,815

	Cosmetics/Personal Care—0.86%
	Colgate-Palmolive Co.	4,400	342,804
	Estee Lauder Cos., Inc.	1,600	73,360
	Procter & Gamble Co.	4,000	280,280

			696,444

	Distribution/Wholesale—0.05%
	WW Grainger, Inc.	500	38,195

	Diversified Financial Services—1.92%
	Ameriprise Financial, Inc.	2,780	144,143
	Bear Stearns Cos., Inc.(b)	700	7,343
	Charles Schwab Corp.	16,300	306,929
	Citigroup, Inc.(a)	5,100	109,242
	Discover Financial Services(b)	1,550	25,373
	E*Trade Financial Corp.*(a)	11,400	44,004
	Franklin Resources, Inc.	2,800	271,572
	Goldman Sachs Group, Inc.(b)	1,100	181,929
	Merrill Lynch & Co., Inc.(a)	1,600	65,184
	Morgan Stanley	3,000	137,100
	SLM Corp.*(a)	810	12,434
	T Rowe Price Group, Inc.(a)	5,000	250,000

			1,555,253

	Electric Utilities—1.33%
	AES Corp.*	14,100	235,047
	Allegheny Energy, Inc.	2,800	141,400
	Dominion Resources, Inc.(a)	8,320	339,789
	Exelon Corp.	1,100	89,397
	Public Service Enterprise Group, Inc.	6,800	273,292

			1,078,925

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Electrical Components & Equipment—0.23%
	Emerson Electric Co.(b)	3,600	$185,256

	Electronics—0.33%
	Agilent Technologies, Inc.*(a)	4,600	137,218
	Thermo Fisher Scientific, Inc.*(b)	2,300	130,732

			267,950

	Engineering & Construction—1.46%
	Fluor Corp.(b)	800	112,928
	McDermott International, Inc.*(a)	19,500	1,068,990

			1,181,918

	Entertainment—0.06%
	International Game Technology	1,200	48,252

	Environmental Control—0.07%
	Allied Waste Industries, Inc.*(a)	5,200	56,212

	Food—0.70%
	Campbell Soup Co.(b)	3,200	108,640
	Kraft Foods, Inc.	3,400	105,434
	Kroger Co.	3,800	96,520
	Safeway, Inc.	8,700	255,345

			565,939

	Forest Products & Paper—0.15%
	International Paper Co.	4,500	122,400

	Gas—0.50%
	Nicor, Inc.(a)	2,700	90,477
	Sempra Energy	6,000	319,680

			410,157

	Healthcare-Products—2.20%
	Baxter International, Inc.	6,500	375,830
	Becton Dickinson & Co.	3,420	293,607
	CR Bard, Inc.	3,700	356,680
	Intuitive Surgical, Inc.*(a)	1,000	324,350
	Medtronic, Inc.	1,000	48,370
	St. Jude Medical, Inc.*	1,080	46,645
	Stryker Corp.	5,260	342,163

			1,787,645

	Healthcare-Services—0.83%
	Aetna, Inc.	2,900	122,061
	CIGNA Corp.	2,700	109,539
	Humana, Inc.*	3,000	134,580
	Laboratory Corp. of America Holdings*	800	58,944
	Quest Diagnostics, Inc.(a)	2,700	122,229
	UnitedHealth Group, Inc.	3,600	123,696

			671,049

	Home Furnishings—0.06%
	Whirlpool Corp.	600	52,068

	Household Products/Wares—0.32%
	Clorox Co.	1,530	86,659
	Kimberly-Clark Corp.	2,700	174,285

			260,944

	Housewares—0.08%
	Newell Rubbermaid, Inc.	2,900	66,323

	Insurance—2.82%
	ACE, Ltd.	1,400	77,084
	Aflac, Inc.(b)	800	51,960
	Allstate Corp.(a)	1,000	48,060
	AON Corp.(a)	3,500	140,700
	Berkshire Hathaway, Inc., Class B*	120	536,748
	Chubb Corp.	4,500	222,660
	Genworth Financial, Inc.	2,600	58,864
	Hartford Financial Services Group, Inc.	900	68,193
	MetLife, Inc.(b)	4,600	277,196
	Principal Financial Group, Inc.	4,700	261,884
	Progressive Corp.	5,520	88,706
	Prudential Financial, Inc.	1,200	93,900
	Safeco Corp.	3,420	150,070
	Travelers Cos., Inc.(a)	4,500	215,325

			2,291,350

	Internet—1.00%
	Amazon.com, Inc.*(b)	4,400	313,720
	eBay, Inc.*(a)	6,900	205,896
	Google, Inc., Class A*(b)	600	264,282
	Yahoo!, Inc.*	1,000	28,930

			812,828

	Iron/Steel—0.22%
	United States Steel Corp.(b)	1,400	177,618

	Leisure Time—0.13%
	Harley-Davidson, Inc.(a)	2,900	108,750

	Lodging—0.19%
	Marriott International, Inc., Class A(a)	4,500	154,620

	Machinery-Construction & Mining—0.21%
	Terex Corp.*(a)	2,700	168,750

	Machinery-Diversified—1.76%
	AGCO Corp.*(a)	21,000	1,257,480
	Deere & Co.	2,100	168,924

			1,426,404

	Media—1.98%
	CBS Corp., Class B	25,000	552,000
	Comcast Corp., Class A(a)(b)	10,950	211,773
	McGraw-Hill Cos., Inc.(a)	4,000	147,800
	News Corp.	14,000	262,500
	Time Warner, Inc.	15,900	222,918
	Walt Disney Co.(a)(b)	6,700	210,246

			1,607,237

	Mining—0.17%
	Alcoa, Inc.(a)	1,600	57,696
	Vulcan Materials Co.(a)	1,200	79,680

			137,376

	Miscellaneous Manufacturing—2.13%
	Cooper Industries, Ltd., Class A	5,200	208,780
	Danaher Corp.(b)	3,400	258,502

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Miscellaneous Manufacturing (continued)
	Eaton Corp.	2,200	$175,274
	General Electric Co.(a)	6,000	222,060
	Honeywell International, Inc.	3,900	220,038
	Illinois Tool Works, Inc.	2,000	96,460
	Parker Hannifin Corp.	4,350	301,325
	Textron, Inc.	4,400	243,848

			1,726,287

	Office/Business Equipment—0.07%
	Pitney Bowes, Inc.	1,600	56,032

	Oil & Gas—4.92%
	Anadarko Petroleum Corp.(a)	5,300	334,059
	Apache Corp.	2,400	289,968
	Chevron Corp.	5,478	467,602
	ConocoPhillips(a)	5,987	456,269
	EOG Resources, Inc.	2,400	288,000
	Exxon Mobil Corp.(a)	6,500	549,770
	Hess Corp.	3,660	322,739
	Marathon Oil Corp.(a)	6,800	310,080
	Nabors Industries, Ltd.*	6,800	229,636
	Occidental Petroleum Corp.(b)	5,300	387,801
	Rowan Cos, Inc.	1,200	49,416
	Sunoco, Inc.(b)	2,400	125,928
	Valero Energy Corp.(a)	3,700	181,707

			3,992,975

	Oil & Gas Services—0.92%
	Baker Hughes, Inc.(a)	1,200	82,200
	Halliburton Co.(a)(b)	11,000	432,630
	National Oilwell Varco, Inc.*	4,000	233,520

			748,350

	Packaging & Containers—0.07%
	Pactiv Corp.*	2,100	55,041

	Pharmaceuticals—7.21%
	Allergan, Inc.(b)	3,800	214,282
	Bristol-Myers Squibb Co.(a)	72,400	1,542,120
	Cardinal Health, Inc.(a)	2,100	110,271
	Express Scripts, Inc.*	4,400	283,008
	Gilead Sciences, Inc.*	9,800	504,994
	Hospira, Inc.*	7,700	329,329
	King Pharmaceuticals, Inc.*	5,500	47,850
	Medco Health Solutions, Inc.*	7,000	306,530
	Merck & Co., Inc.	3,700	140,415
	OSI Pharmaceuticals, Inc.*(a)	20,000	747,800
	Pfizer, Inc.(a)	77,600	1,624,168

			5,850,767

	Pipelines—0.25%
	El Paso Corp.	5,000	83,200
	Spectra Energy Corp.	5,250	119,438

			202,638

	Retail—2.37%
	Autozone, Inc.*	1,700	193,511
	Coach, Inc.*(b)	4,600	138,690
	Costco Wholesale Corp.	1,000	64,970
	CVS Caremark Corp.(a)	9,600	388,896
	Dillard’s, Inc., Class A(a)	6,200	106,702
	JC Penney Co., Inc.	1,000	37,710
	Limited Brands, Inc.	2,000	34,200
	Nordstrom, Inc.(a)	5,000	163,000
	Office Depot, Inc.*	4,300	47,515
	OfficeMax, Inc.(a)	1,500	28,710
	Sears Holdings Corp.*(a)(b)	1,200	122,508
	Staples, Inc.	3,950	87,334
	Starbucks Corp.*(a)	3,700	64,750
	Wal-Mart Stores, Inc.(a)	6,600	347,688
	Walgreen Co.(a)	2,500	95,225

			1,921,409

	Semiconductors—1.06%
	Applied Materials, Inc.(a)(b)	10,700	208,757
	NVIDIA Corp.*(b)	21,300	421,527
	Texas Instruments, Inc.	8,070	228,139

			858,423

	Software—1.25%
	Adobe Systems, Inc.*(a)	7,000	249,130
	BMC Software, Inc.*(a)(b)	3,920	127,478
	Citrix Systems, Inc.*(a)	4,300	126,119
	IMS Health, Inc.	2,800	58,828
	Intuit, Inc.*	5,600	151,256
	Novell, Inc.*	5,400	33,966
	Oracle Corp.*	13,660	267,190

			1,013,967

	Telecommunications—4.19%
	AT&T, Inc.(a)	32,700	1,252,410
	Ciena Corp.*(a)	5,942	183,192
	Cisco Systems, Inc.*(a)	14,900	358,941
	Citizens Communications Co.	8,800	92,312
	Corning, Inc.(b)	11,200	269,248
	Embarq Corp.	385	15,438
	Motorola, Inc.(b)	5,300	49,290
	Qualcomm, Inc.	11,800	483,800
	Sprint Nextel Corp.	12,800	85,632
	Tellabs, Inc.*	9,400	51,230
	Verizon Communications, Inc.(a)(b)	14,700	535,815
	Windstream Corp.	1,964	23,470

			3,400,778

	Toys/Games/Hobbies—0.05%
	Mattel, Inc.	2,200	43,780

	Transportation—0.90%
	CSX Corp.(a)	5,400	302,778
	Norfolk Southern Corp.	1,900	103,208
	Union Pacific Corp.(a)	1,400	175,532

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Transportation (continued)
	United Parcel Service, Inc.(a)	2,100	$153,342

			734,860

TOTAL COMMON STOCKS (Cost $46,221,136)			51,578,741

Due Date	Discount Rate or Coupon Rate(c)	Principal Amount	Value
CORPORATE NOTES—2.48%
Holding Companies-Diversified—2.48%
Leucadia National Corp.
8/15/2013	7.750%	$2,000,000	2,007,500

TOTAL CORPORATE NOTES (Cost $2,060,471)			2,007,500

U.S. GOVERNMENT OBLIGATIONS—30.60%
U.S. Treasury Bill—16.60%
5/1/2008	3.955%	3,000,000	2,996,901
5/8/2008	3.784%	2,000,000	1,997,430
5/22/2008	3.443%	4,000,000	3,992,972
6/12/2008	3.190%	2,000,000	1,995,180
7/10/2008	3.222%	2,500,000	2,490,750

			13,473,233

U.S. Treasury Notes—14.00%
8/31/2008	4.875%	300,000	304,219
10/15/2008	3.125%	200,000	201,906
11/15/2008	3.375%	200,000	202,391
4/15/2009	3.125%	300,000	305,016
4/30/2009	4.500%	300,000	309,445
6/15/2009	4.000%	300,000	308,742
8/15/2009	3.500%	200,000	205,328
10/15/2009	3.375%	300,000	308,133
11/15/2009	3.500%	200,000	206,109
11/30/2009	3.125%	300,000	307,289
12/31/2009	3.250%	200,000	205,516
2/15/2010	3.500%	300,000	310,477
4/15/2010	4.000%	300,000	314,203
6/15/2010	3.625%	500,000	522,031
7/15/2010	3.875%	500,000	525,860
10/15/2010	4.250%	500,000	532,500
3/31/2011	4.750%	1,000,000	1,085,000
4/30/2011	4.875%	2,000,000	2,179,062
7/31/2011	4.875%	1,000,000	1,094,219
8/31/2011	4.625%	300,000	325,781
4/30/2012	4.500%	300,000	325,945
11/30/2012	3.375%	300,000	312,539
12/31/2012	3.625%	200,000	210,734
11/15/2013	4.250%	200,000	218,250
2/15/2015	4.000%	200,000	215,062
5/15/2017	4.500%	300,000	326,016

			11,361,773

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $24,093,762)			24,835,006

	Rate^	Shares	Value
MONEY MARKET FUNDS—3.77%
BlackRock TempCash Liquidity Fund, Institutional Shares #21	3.22%	$3,060,553	$3,060,553

TOTAL MONEY MARKET FUNDS (Cost $3,060,553)			3,060,553

TOTAL INVESTMENTS—100.40% (Cost $75,435,922)			81,481,800
Liabilities in Excess of Other Assets—(0.40)%			(322,909)

NET ASSETS—100.00%			$81,158,891

*	Non-income producing security.
^	Rate disclosed is as of March 31, 2008.
(a)	Security subject to call option written by the Fund.
(b)	This security or a portion of the security is out on loan at March 31, 2008. Total loaned securities had a market value of $11,883,800 at March 31, 2008.
(c)	Rate represents the effective yield at purchase.

See Notes to Schedules of Investments.

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN
Adobe Systems, Inc.
Expiring July, 2008 at $40.00	40	$(4,300)
Expiring April, 2008 at $45.00	30	(75)

		(4,375)

AGCO Corp.
Expiring May, 2008 at $60.00	140	(69,300)
Expiring May, 2008 at $65.00	70	(19,775)

		(89,075)

Agilent Technologies, Inc.
Expiring May, 2008 at $32.50	15	(840)
Alcoa, Inc.
Expiring April, 2008 at $30.00	8	(5,060)
Expiring April, 2008 at $37.50	8	(872)

		(5,932)

Allied Waste Industries, Inc.
Expiring June, 2008 at $10.00	12	(1,410)
Allstate Corp.
Expiring July, 2008 at $50.00	5	(1,000)
Anadarko Petroleum Corp.
Expiring May, 2008 at $70.00	15	(1,800)
Aon Corp.
Expiring April, 2008 at $45.00	9	(45)
Apple, Inc.
Expiring July, 2008 at $130.00	15	(33,713)
Applied Materials, Inc.
Expiring July, 2008 at $22.50	25	(1,563)
Archer-Daniels-Midland Co.
Expiring June, 2008 at $50.00	40	(2,200)
AT&T, Inc.
Expiring May, 2008 at $37.50	80	(15,160)
Expiring April, 2008 at $35.00	80	(26,600)
Expiring April, 2008 at $37.50	80	(10,120)

		(51,880)

Automatic Data Processing, Inc.
Expiring May, 2008 at $42.50	10	(1,650)
Baker Hughes, Inc.
Expiring July, 2008 at $75.00	6	(1,920)
Bank of America Corp.
Expiring April, 2008 at $40.00	130	(8,970)
Expiring May, 2008 at $40.00	70	(12,670)
Expiring May, 2008 at $42.50	141	(11,139)

		(32,779)

Bank of New York Mellon Corp.
Expiring April, 2008 at $50.00	40	(500)
BMC Software, Inc.
Expiring May, 2008 at $35.00	9	(630)
Bristol-Myers Squibb Co.
Expiring June, 2008 at $22.50	100	(7,000)
Expiring June, 2008 at $25.00	103	(2,472)

		(9,472)

Cardinal Health, Inc.
Expiring June, 2008 at $65.00	10	(200)
Ciena Corp.
Expiring April, 2008 at $30.00	15	(2,700)
Cisco Systems, Inc.
Expiring April, 2008 at $30.00	35	(52)
Citigroup, Inc.
Expiring June, 2008 at $25.00	51	(4,335)
Citrix Systems, Inc.
Expiring June, 2008 at $35.00	15	(1,350)
Comcast Corp.
Expiring April, 2008 at $17.50	109	(20,983)
ConocoPhillips
Expiring May, 2008 at $90.00	15	(397)
CSX Corp.
Expiring May, 2008 at $60.00	10	(1,775)
CVS Caremark Corp.
Expiring May, 2008 at $40.00	20	(4,200)
Deckers Outdoor Corp.
Expiring April, 2008 at $90.00	100	(189,000)
Dillard’s, Inc.
Expiring April, 2008 at $17.50	47	(3,760)
Dominion Resources, Inc.
Expiring April, 2008 at $45.00	20	(150)
Dow Chemical Co.
Expiring June, 2008 at $40.00	175	(16,188)
E*TRADE FINANCIAL Corp.
Expiring April, 2008 at $4.00	114	(3,705)
eBay, Inc.
Expiring April, 2008 at $30.00	16	(2,128)
Exxon Mobil Corp.
Expiring April, 2008 at $100.00	12	(36)
Expiring July, 2008 at $100.00	15	(1,155)

		(1,191)

General Electric Co.
Expiring June, 2008 at $37.50	15	(2,295)
Halliburton Co.
Expiring July, 2008 at $42.50	25	(4,175)
Expiring April, 2008 at $40.00	30	(2,610)

		(6,785)

Harley-Davidson, Inc.
Expiring April, 2008 at $40.00	19	(1,425)
Intuitive Surgical, Inc.
Expiring April, 2008 at $300.00	10	(36,700)
Invitrogen Corp.
Expiring April, 2008 at $90.00	40	(3,100)
KeyCorp
Expiring June, 2008 at $25.00	25	(2,063)
Marathon Oil Corp.
Expiring April, 2008 at $60.00	15	(37)
Marriott International, Inc., Class A
Expiring July, 2008 at $40.00	15	(1,463)
Expiring April, 2008 at $40.00	15	(112)

		(1,575)

McDermott International, Inc.
Expiring May, 2008 at $50.00	35	(25,025)
Expiring April, 2008 at $50.00	160	(92,000)

		(117,025)

McGraw-Hill Cos., Inc.
Expiring May, 2008 at $45.00	15	(412)
Merrill Lynch & Co., Inc.
Expiring April, 2008 at $55.00	16	(216)
Monsanto Co.
Expiring April, 2008 at $120.00	12	(3,030)
Mosaic Co.
Expiring April, 2008 at $95.00	25	(29,000)
Expiring June, 2008 at $100.00	15	(22,650)

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2008 (Unaudited)

Company	Number of Contracts	Value
Covered Call Options Written (continued)

		(51,650)

NCR Corp.
Expiring April, 2008 at $25.00	38	$(380)
NetApp, Inc.
Expiring June, 2008 at $25.00	15	(975)
Nicor, Inc.
Expiring April, 2008 at $45.00	12	(30)
Nordstrom, Inc.
Expiring April, 2008 at $40.00	25	(187)
OfficeMax, Inc.
Expiring May, 2008 at $25.00	8	(180)
Omnicom Group, Inc.
Expiring July, 2008 at $50.00	10	(700)
OSI Pharmaceuticals, Inc.
Expiring May, 2008 at $40.00	71	(12,780)
Expiring April, 2008 at $40.00	53	(3,578)

		(16,358)

Pfizer, Inc.
Expiring April, 2008 at $22.50	100	(950)
Expiring September, 2008 at $22.50	100	(6,800)

		(7,750)

Potash Corp. of Saskatchewan, Inc.
Expiring April, 2008 at $150.00	10	(11,250)
Expiring April, 2008 at $145.00	10	(14,550)
Expiring June, 2008 at $150.00	10	(20,200)

		(46,000)

Quest Diagnostics, Inc.
Expiring May, 2008 at $50.00	12	(660)
Regions Financial Corp.
Expiring May, 2008 at $25.00	172	(3,870)
Research In Motion, Ltd.
Expiring June, 2008 at $95.00	10	(23,475)
Robert Half International, Inc.
Expiring June, 2008 at $25.00	6	(1,440)
Sears Holdings Corp.
Expiring June, 2008 at $115.00	12	(5,640)
Sherwin-Williams Co.
Expiring June, 2008 at $60.00	10	(950)
SLM Corp.
Expiring April, 2008 at $30.00	8	(20)
Starbucks Corp.
Expiring April, 2008 at $20.00	37	(148)
SunTrust Banks, Inc.
Expiring April, 2008 at $65.00	32	(240)
T Rowe Price Group, Inc.
Expiring April, 2008 at $60.00	13	(97)
Terex Corp.
Expiring April, 2008 at $65.00	8	(1,420)
The Travelers Cos., Inc.
Expiring April, 2008 at $50.00	15	(938)
U.S. Bancorp
Expiring June, 2008 at $35.00	300	(28,500)
Union Pacific Corp.
Expiring May, 2008 at $140.00	5	(562)
United Parcel Service, Inc.
Expiring April, 2008 at $75.00	8	(460)
Valero Energy Corp.
Expiring June, 2008 at $50.00	37	(14,430)
Verizon Communications, Inc.
Expiring April, 2008 at $37.50	50	(2,050)
Expiring April, 2008 at $40.00	25	(175)

		(2,225)

Vulcan Materials Co.
Expiring May, 2008 at $70.00	12	(3,600)
Wachovia Corp.
Expiring May, 2008 at $32.50	100	(7,500)
Expiring April, 2008 at $35.00	100	(750)

		(8,250)

Wal-Mart Stores, Inc.
Expiring June, 2008 at $57.50	16	(1,040)
Walgreen Co.
Expiring April, 2008 at $37.50	10	(1,200)
Walt Disney Co.
Expiring April, 2008 at $30.00	15	(2,700)
Wells Fargo & Co.
Expiring July, 2008 at $32.50	62	(9,610)

TOTAL COVERED CALL OPTIONS WRITTEN (Cost $(974,505))		(903,246)
PUT OPTIONS WRITTEN
Bank of America Corp.
Expiring May, 2008 at $37.50	25	(5,250)
Compass Minerals International, Inc.
Expiring April, 2008 at $55.00	150	(19,875)
Dow Chemical Co.
Expiring June, 2008 at $35.00	50	(7,125)
Fresh Del Monte Produce, Inc.
Expiring April, 2008 at $35.00	100	(9,250)
Expiring April, 2008 at $30.00	150	(1,500)

		(10,750)

Intuitive Surgical, Inc.
Expiring May, 2008 at $300.00	25	(47,250)
McDermott International, Inc.
Expiring April, 2008 at $45.00	70	(1,400)
Mosaic Co.
Expiring April, 2008 at $90.00	30	(8,025)
Expiring April, 2008 at $105.00	75	(64,125)

		(72,150)

Netflix, Inc.
Expiring April, 2008 at $32.50	200	(27,000)
Potash Corp. of Saskatchewan, Inc.
Expiring April, 2008 at $130.00	50	(6,875)
Expiring April, 2008 at $150.00	40	(24,400)

		(31,275)

Priceline.com, Inc.
Expiring April, 2008 at $120.00	50	(29,750)
Expiring April, 2008 at $115.00	60	(23,400)

		(53,150)

Range Resources Corp.
Expiring April, 2008 at $60.00	75	(10,313)
Southern Copper Corp.
Expiring April, 2008 at $100.00	20	(6,800)

TOTAL PUT OPTIONS WRITTEN (Cost $(388,846))		(292,338)
TOTAL OPTIONS WRITTEN (Premiums received $1,363,351)		(1,195,584)

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

1.	Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Fund.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

Amounts disclosed above for each Fund that have been authorized do not include Class R shares, of which there are none currently issued and outstanding.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America.

Securities, Options, Futures and Other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2008, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral
Aggressive Investors 1	$60,750,398	$63,668,106
Aggressive Investors 2	$145,916,518	$152,074,920
Ultra Small Company	$14,496,748	$15,986,375
Ultra Small Company Market	$200,454,108	$212,702,663
Micro-Cap Limited	$6,210,818	$6,621,943
Small Cap Growth	$28,665,861	$30,158,635
Small Cap Value	$48,971,806	$51,388,747
Large Cap Growth	$33,550,099	$34,470,160
Large Cap Value	$15,266,336	$15,671,022
Blue Chip 35 Index	$37,606,847	$38,547,507
Balanced	$8,298,715	$8,558,698

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Balanced Fund, discounts and premiums are accreted/amortized on the effective interest method.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2008 none of the Funds had futures contracts open.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Only Balanced Fund had outstanding written options as of March 31, 2008.

A summary of the option transactions written by each of the funds is as follows:

Aggressive Investors 1 Fund

	Written Call Options
	Contracts	Premiums
Positions Opened	220	215,106
Closed	(220)	(215,106)

Aggressive Investors 2 Fund

	Written Call Options
	Contracts	Premiums
Positions Opened	914	914
Closed	(914)	(914)

Balanced Fund

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 31, 2007	4,441	$693,712	2,838	$751,571
Positions Opened	7,294	1,876,613	2,440	846,646
Exercised	(805)	(309,745)	(1,742)	(429,291)
Expired	(5,383)	(852,845)	(1,646)	(524,674)
Closed	(1,463)	(433,230)	(720)	(255,406)

Outstanding, March 31, 2008	4,084	$974,505	1,170	$388,846

Market Value, March 31, 2008		$903,246		$292,338

Swaps

Each Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser. The swaps are entered into to reduce cash drag and are settled at the end of each month. The underlying assets for each swap are the Fund’s market value. The following swaps were open as of March 31, 2008:

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Aggressive Investors 1	Reflow Management Co.	$468,654	April 1, 2008	($63,412)
Small-Cap Growth	Reflow Management Co.	15,060,740	April 1, 2008	(136,879)
Small-Cap Value	Reflow Management Co.	2,095,481	April 1, 2008	(43,863)

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.	Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
Gross appreciation	$51,176,300
Gross depreciation	(13,257,824)
Net unrealized appreciation	37,918,476
Cost of investments	$281,962,336

Bridgeway Aggressive Investors 2 Fund:
Gross appreciation	$96,295,754
Gross depreciation	(48,920,286)
Net unrealized appreciation	47,375,468
Cost of investments	$701,939,454

Bridgeway Ultra-Small Company Fund
Gross appreciation	$17,236,271
Gross depreciation	(11,915,537)
Net unrealized appreciation	5,320,734
Cost of investments	$92,285,578

Bridgeway Ultra-Small Company Market Fund:
Gross appreciation	$277,889,508
Gross depreciation	(91,813,243)
Net unrealized appreciation	186,076,265
Cost of investments	$646,519,134

Bridgeway Micro-Cap Limited Fund:
Gross appreciation	$4,311,229
Gross depreciation	(2,931,137)
Net unrealized appreciation	1,380,092
Cost of investments	$34,210,409

Bridgeway Small-Cap Growth Fund
Gross appreciation	$30,352,283
Gross depreciation	(6,877,208)
Net unrealized appreciation	23,475,075
Cost of investments	$114,391,236

Bridgeway Small-Cap Value Fund
Gross appreciation	$54,541,773
Gross depreciation	(28,203,023)
Net unrealized appreciation	26,338,750
Cost of investments	$268,394,685

Bridgeway Large-Cap Growth Fund
Gross appreciation	$26,047,379
Gross depreciation	(8,860,356)
Net unrealized appreciation	17,187,023
Cost of investments	$150,574,208

Bridgeway Large-Cap Value Fund
Gross appreciation	$11,367,922
Gross depreciation	(1,993,789)
Net unrealized appreciation	9,374,133
Cost of investments	$52,722,869

Bridgeway Blue Chip 35 Index Fund:
Gross appreciation	$11,192,079
Gross depreciation	(15,747,982)
Net unrealized appreciation	(4,555,903)
Cost of investments	$219,508,669

Bridgeway Balanced Fund*:
Gross appreciation	$10,582,273
Gross depreciation	(4,589,322)
Net unrealized appreciation	5,992,951
Cost of investments	$75,488,849

*	Does not include written options.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant BRIDGEWAY FUNDS, INC.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	May 27, 2008

By (Signature and Title)*	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date	May 27, 2008